Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Aberdeen Street Trust
Entity Central Index Key	0000880195
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Fidelity Freedom Blend 2055 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2055 Fund
Class Name	Fidelity Freedom® Blend 2055 Fund Premier Class
Trading Symbol	FFBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 6, 2021 through March 31, 2025. Initial investment of $1,000,000,000. Premier Class $1,000,000,000 $1,013,372,418 $944,398,235 $1,144,898,873 $1,209,269,129 Fidelity Freedom 2055 Composite Index℠ $1,000,000,000 $1,031,497,482 $955,734,871 $1,148,236,910 $1,223,433,008 S&P 500® Index $1,000,000,000 $1,127,571,059 $1,040,427,377 $1,351,318,995 $1,462,825,686 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Premier Class 5.62% 4.88% Fidelity Freedom 2055 Composite Index℠ 6.55% 5.19% S&P 500® Index 8.25% 10.01% A From April 6, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 06, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,877,036,172
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 4,580,666
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,877,036,172
Number of Holdings	46
Total Advisory Fee	$4,580,666
Portfolio Turnover	17%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.3 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.3 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.2 Fidelity Series Blue Chip Growth Fund 12.3 Fidelity Series Emerging Markets Opportunities Fund 9.8 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 6.7 Fidelity Series International Growth Fund 6.7 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 82.6
Fidelity Freedom Blend 2010 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2010 Fund
Class Name	Fidelity Freedom® Blend 2010 Fund
Trading Symbol	FHAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2010 Fund	$ 43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Fidelity Freedom® Blend 2010 Fund $10,000 $10,137 $10,080 $12,124 $12,073 $11,432 $12,254 $12,901 Fidelity Freedom 2010 Composite Index℠ $10,000 $10,147 $10,290 $12,077 $12,146 $11,556 $12,434 $13,135 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Freedom® Blend 2010 Fund 5.28% 5.06% 3.94% Fidelity Freedom 2010 Composite Index℠ 5.64% 5.00% 4.23% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.60% A From August 31, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 153,037,514
Holdings Count | shares	43
Advisory Fees Paid, Amount	$ 228,285
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$153,037,514
Number of Holdings	43
Total Advisory Fee	$228,285
Portfolio Turnover	35%

Holdings [Text Block]	Bond Funds 63.3 Domestic Equity Funds 14.5 International Equity Funds 13.4 Short-Term Funds 8.3 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 63.3 Domestic Equity Funds - 14.5 International Equity Funds - 13.4 Short-Term Funds - 8.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.2 Fidelity Series Government Bond Index Fund 11.2 Fidelity Series Investment Grade Bond Fund 10.7 Fidelity Series Corporate Bond Fund 6.9 Fidelity Series Investment Grade Securitized Fund 6.7 Fidelity Series Treasury Bill Index Fund 5.1 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Large Cap Value Index Fund 4.1 Fidelity Series Emerging Markets Opportunities Fund 3.8 Fidelity Series Long-Term Treasury Bond Index Fund 3.4 73.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2010 Fund℠ merged into Fidelity Freedom® Blend 2010 Fund on January 10, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2070 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2070 Fund
Class Name	Fidelity Advisor Freedom® Blend 2070 Fund Class A
Trading Symbol	FRCHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period June 28, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 57	0.74%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.74%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,734 Fidelity Freedom 2070 Composite Index℠ $10,000 $10,441 S&P 500® Index $10,000 $10,380 2024 2025
Net Assets	$ 8,728,243
Holdings Count | shares	22
Advisory Fees Paid, Amount	$ 5,431
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$8,728,243
Number of Holdings	22
Total Advisory Fee	$5,431
Portfolio Turnover	58%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.6 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.4 Fidelity Series Large Cap Growth Index Fund 7.7 Fidelity Series International Growth Fund 7.2 Fidelity Series Overseas Fund 7.1 Fidelity Series International Value Fund 7.1 Fidelity Series Large Cap Stock Fund 7.1 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Value Discovery Fund 5.3 85.5
Fidelity Advisor Freedom Blend 2065 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2065 Fund
Class Name	Fidelity Advisor Freedom® Blend 2065 Fund Class I
Trading Symbol	FAXFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2019 through March 31, 2025. Initial investment of $10,000. Class I $10,000 $8,666 $13,498 $13,953 $12,959 $15,674 $16,515 Fidelity Freedom 2065 Composite Index℠ $10,000 $8,783 $13,174 $13,882 $12,862 $15,453 $16,465 S&P 500® Index $10,000 $8,918 $13,944 $16,126 $14,879 $19,326 $20,920 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class I 5.37% 13.77% 9.12% Fidelity Freedom 2065 Composite Index℠ 6.55% 13.39% 9.06% S&P 500® Index 8.25% 18.59% 13.70% A From June 28, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 322,329,695
Holdings Count | shares	42
Advisory Fees Paid, Amount	$ 736,284
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$322,329,695
Number of Holdings	42
Total Advisory Fee	$736,284
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.3 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.3 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.2 Fidelity Series Blue Chip Growth Fund 12.3 Fidelity Series Emerging Markets Opportunities Fund 9.8 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 6.7 Fidelity Series International Growth Fund 6.7 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 82.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2065 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2065 Fund
Class Name	Fidelity Freedom® Blend 2065 Fund Premier Class
Trading Symbol	FFCHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 6, 2021 through March 31, 2025. Initial investment of $1,000,000,000. Premier Class $1,000,000,000 $1,013,612,629 $944,578,737 $1,143,853,411 $1,209,156,691 Fidelity Freedom 2065 Composite Index℠ $1,000,000,000 $1,031,497,482 $955,734,871 $1,148,236,910 $1,223,433,008 S&P 500® Index $1,000,000,000 $1,127,571,059 $1,040,427,377 $1,351,318,995 $1,462,825,686 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Premier Class 5.71% 4.88% Fidelity Freedom 2065 Composite Index℠ 6.55% 5.19% S&P 500® Index 8.25% 10.01% A From April 6, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 06, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 322,329,695
Holdings Count | shares	42
Advisory Fees Paid, Amount	$ 736,284
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$322,329,695
Number of Holdings	42
Total Advisory Fee	$736,284
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.3 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.3 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.2 Fidelity Series Blue Chip Growth Fund 12.3 Fidelity Series Emerging Markets Opportunities Fund 9.8 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 6.7 Fidelity Series International Growth Fund 6.7 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 82.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2025 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2025 Fund
Class Name	Fidelity Freedom® Blend 2025 Fund Class K
Trading Symbol	FHBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class K $10,000 $10,047 $9,610 $12,958 $13,074 $12,192 $13,689 $14,409 Fidelity Freedom 2025 Composite Index℠ $10,000 $10,043 $9,773 $12,764 $13,051 $12,167 $13,642 $14,434 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 5.26% 8.44% 5.70% Fidelity Freedom 2025 Composite Index℠ 5.81% 8.11% 5.73% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,345,441,806
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 4,808,548
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,345,441,806
Number of Holdings	46
Total Advisory Fee	$4,808,548
Portfolio Turnover	24%

Holdings [Text Block]	Bond Funds 45.2 Domestic Equity Funds 30.2 International Equity Funds 24.1 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 45.2 Domestic Equity Funds - 30.2 International Equity Funds - 24.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 10.0 Fidelity Series Large Cap Value Index Fund 8.6 Fidelity Series Government Bond Index Fund 7.8 Fidelity Series Investment Grade Bond Fund 7.4 Fidelity Series Blue Chip Growth Fund 6.9 Fidelity Series Emerging Markets Opportunities Fund 6.3 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Corporate Bond Fund 4.8 Fidelity Series Investment Grade Securitized Fund 4.6 Fidelity Series Large Cap Growth Index Fund 4.4 65.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2025 Fund℠ merged into Fidelity Freedom® Blend 2025 Fund on January 10, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2030 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2030 Fund
Class Name	Fidelity Advisor Freedom® Blend 2030 Fund Class I
Trading Symbol	FJEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class I $10,000 $9,971 $9,380 $13,150 $13,327 $12,415 $14,135 $14,867 Fidelity Freedom 2030 Composite Index℠ $10,000 $9,983 $9,554 $12,953 $13,325 $12,423 $14,120 $14,955 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class I 5.18% 9.65% 6.21% Fidelity Freedom 2030 Composite Index℠ 5.91% 9.38% 6.30% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,496,122,634
Holdings Count | shares	48
Advisory Fees Paid, Amount	$ 7,299,908
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$3,496,122,634
Number of Holdings	48
Total Advisory Fee	$7,299,908
Portfolio Turnover	18%

Holdings [Text Block]	Bond Funds 38.7 Domestic Equity Funds 34.1 International Equity Funds 26.7 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 38.7 Domestic Equity Funds - 34.1 International Equity Funds - 26.7 Short-Term Funds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 9.8 Fidelity Series Blue Chip Growth Fund 7.9 Fidelity Series Emerging Markets Opportunities Fund 7.0 Fidelity Series Government Bond Index Fund 6.9 Fidelity Series Investment Grade Bond Fund 6.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.7 Fidelity Series Large Cap Growth Index Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 4.8 Fidelity Series International Value Fund 4.8 63.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2030 Fund℠ merged into Fidelity Freedom® Blend 2030 Fund on January 10, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2010 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2010 Fund
Class Name	Fidelity Advisor Freedom® Blend 2010 Fund Class C
Trading Symbol	FJAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 144	1.41%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class C $10,000 $10,081 $9,922 $11,812 $11,648 $10,926 $11,592 $12,075 Fidelity Freedom 2010 Composite Index℠ $10,000 $10,147 $10,290 $12,077 $12,146 $11,556 $12,434 $13,135 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class C (incl. contingent deferred sales charge) 3.17% 4.01% 2.91% Class C 4.17% 4.01% 2.91% Fidelity Freedom 2010 Composite Index℠ 5.64% 5.00% 4.23% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.60% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 153,037,514
Holdings Count | shares	43
Advisory Fees Paid, Amount	$ 228,285
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$153,037,514
Number of Holdings	43
Total Advisory Fee	$228,285
Portfolio Turnover	35%

Holdings [Text Block]	Bond Funds 63.3 Domestic Equity Funds 14.5 International Equity Funds 13.4 Short-Term Funds 8.3 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 63.3 Domestic Equity Funds - 14.5 International Equity Funds - 13.4 Short-Term Funds - 8.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.2 Fidelity Series Government Bond Index Fund 11.2 Fidelity Series Investment Grade Bond Fund 10.7 Fidelity Series Corporate Bond Fund 6.9 Fidelity Series Investment Grade Securitized Fund 6.7 Fidelity Series Treasury Bill Index Fund 5.1 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Large Cap Value Index Fund 4.1 Fidelity Series Emerging Markets Opportunities Fund 3.8 Fidelity Series Long-Term Treasury Bond Index Fund 3.4 73.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2010 Fund℠ merged into Fidelity Freedom® Blend 2010 Fund on January 10, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2045 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2045 Fund
Class Name	Fidelity Advisor Freedom® Blend 2045 Fund Class M
Trading Symbol	FHEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 101	0.99%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,488 $8,472 $13,134 $13,499 $12,480 $15,020 $15,756 Fidelity Freedom 2045 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class M (incl. 3.50% sales charge) 1.23% 12.41% 7.15% Class M (without 3.50% sales charge) 4.90% 13.21% 7.73% Fidelity Freedom 2045 Composite Index℠ 6.55% 13.39% 8.28% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,121,512,026
Holdings Count | shares	47
Advisory Fees Paid, Amount	$ 7,494,708
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$3,121,512,026
Number of Holdings	47
Total Advisory Fee	$7,494,708
Portfolio Turnover	17%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.3 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.3 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.2 Fidelity Series Blue Chip Growth Fund 12.3 Fidelity Series Emerging Markets Opportunities Fund 9.8 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 6.7 Fidelity Series International Growth Fund 6.7 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 82.6
Fidelity Freedom Blend 2025 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2025 Fund
Class Name	Fidelity Freedom® Blend 2025 Fund Class K6
Trading Symbol	FHLDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class K6 $10,000 $10,060 $9,629 $12,986 $13,122 $12,244 $13,759 $14,499 Fidelity Freedom 2025 Composite Index℠ $10,000 $10,043 $9,773 $12,764 $13,051 $12,167 $13,642 $14,434 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 5.38% 8.53% 5.80% Fidelity Freedom 2025 Composite Index℠ 5.81% 8.11% 5.73% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,345,441,806
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 4,808,548
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,345,441,806
Number of Holdings	46
Total Advisory Fee	$4,808,548
Portfolio Turnover	24%

Holdings [Text Block]	Bond Funds 45.2 Domestic Equity Funds 30.2 International Equity Funds 24.1 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 45.2 Domestic Equity Funds - 30.2 International Equity Funds - 24.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 10.0 Fidelity Series Large Cap Value Index Fund 8.6 Fidelity Series Government Bond Index Fund 7.8 Fidelity Series Investment Grade Bond Fund 7.4 Fidelity Series Blue Chip Growth Fund 6.9 Fidelity Series Emerging Markets Opportunities Fund 6.3 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Corporate Bond Fund 4.8 Fidelity Series Investment Grade Securitized Fund 4.6 Fidelity Series Large Cap Growth Index Fund 4.4 65.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.

Fidelity Simplicity RMD 2025 Fund℠ merged into Fidelity Freedom® Blend 2025 Fund on January 10, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2060 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2060 Fund
Class Name	Fidelity Advisor Freedom® Blend 2060 Fund Class C
Trading Symbol	FHLEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 152	1.49%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class C $10,000 $9,813 $8,712 $13,432 $13,740 $12,640 $15,139 $15,792 Fidelity Freedom 2060 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class C (incl. contingent deferred sales charge) 3.31% 12.63% 7.19% Class C 4.31% 12.63% 7.19% Fidelity Freedom 2060 Composite Index℠ 6.55% 13.39% 8.28% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 981,029,703
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 2,357,154
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$981,029,703
Number of Holdings	46
Total Advisory Fee	$2,357,154
Portfolio Turnover	17%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.3 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.3 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.2 Fidelity Series Blue Chip Growth Fund 12.3 Fidelity Series Emerging Markets Opportunities Fund 9.8 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 6.7 Fidelity Series International Growth Fund 6.7 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 82.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2030 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2030 Fund
Class Name	Fidelity Freedom® Blend 2030 Fund Class K
Trading Symbol	FHAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class K $10,000 $9,985 $9,399 $13,186 $13,376 $12,472 $14,212 $14,966 Fidelity Freedom 2030 Composite Index℠ $10,000 $9,983 $9,554 $12,953 $13,325 $12,423 $14,120 $14,955 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 5.31% 9.75% 6.32% Fidelity Freedom 2030 Composite Index℠ 5.91% 9.38% 6.30% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,496,122,634
Holdings Count | shares	48
Advisory Fees Paid, Amount	$ 7,299,908
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$3,496,122,634
Number of Holdings	48
Total Advisory Fee	$7,299,908
Portfolio Turnover	18%

Holdings [Text Block]	Bond Funds 38.7 Domestic Equity Funds 34.1 International Equity Funds 26.7 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 38.7 Domestic Equity Funds - 34.1 International Equity Funds - 26.7 Short-Term Funds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 9.8 Fidelity Series Blue Chip Growth Fund 7.9 Fidelity Series Emerging Markets Opportunities Fund 7.0 Fidelity Series Government Bond Index Fund 6.9 Fidelity Series Investment Grade Bond Fund 6.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.7 Fidelity Series Large Cap Growth Index Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 4.8 Fidelity Series International Value Fund 4.8 63.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2030 Fund℠ merged into Fidelity Freedom® Blend 2030 Fund on January 10, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2030 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2030 Fund
Class Name	Fidelity Freedom® Blend 2030 Fund Class K6
Trading Symbol	FHKDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class K6 $10,000 $9,989 $9,418 $13,216 $13,422 $12,534 $14,303 $15,062 Fidelity Freedom 2030 Composite Index℠ $10,000 $9,983 $9,554 $12,953 $13,325 $12,423 $14,120 $14,955 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 5.30% 9.85% 6.42% Fidelity Freedom 2030 Composite Index℠ 5.91% 9.38% 6.30% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,496,122,634
Holdings Count | shares	48
Advisory Fees Paid, Amount	$ 7,299,908
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$3,496,122,634
Number of Holdings	48
Total Advisory Fee	$7,299,908
Portfolio Turnover	18%

Holdings [Text Block]	Bond Funds 38.7 Domestic Equity Funds 34.1 International Equity Funds 26.7 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 38.7 Domestic Equity Funds - 34.1 International Equity Funds - 26.7 Short-Term Funds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 9.8 Fidelity Series Blue Chip Growth Fund 7.9 Fidelity Series Emerging Markets Opportunities Fund 7.0 Fidelity Series Government Bond Index Fund 6.9 Fidelity Series Investment Grade Bond Fund 6.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.7 Fidelity Series Large Cap Growth Index Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 4.8 Fidelity Series International Value Fund 4.8 63.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.

Fidelity Simplicity RMD 2030 Fund℠ merged into Fidelity Freedom® Blend 2030 Fund on January 10, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2055 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2055 Fund
Class Name	Fidelity Advisor Freedom® Blend 2055 Fund Class A
Trading Symbol	FHUEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,288 $8,308 $12,914 $13,314 $12,338 $14,887 $15,648 Fidelity Freedom 2055 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class A (incl. 5.75% sales charge) -0.93% 12.16% 7.04% Class A (without 5.75% sales charge) 5.11% 13.50% 8.01% Fidelity Freedom 2055 Composite Index℠ 6.55% 13.39% 8.28% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,877,036,172
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 4,580,666
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,877,036,172
Number of Holdings	46
Total Advisory Fee	$4,580,666
Portfolio Turnover	17%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.3 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.3 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.2 Fidelity Series Blue Chip Growth Fund 12.3 Fidelity Series Emerging Markets Opportunities Fund 9.8 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 6.7 Fidelity Series International Growth Fund 6.7 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 82.6
Fidelity Freedom Blend 2060 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2060 Fund
Class Name	Fidelity Freedom® Blend 2060 Fund Premier Class
Trading Symbol	FFCBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 6, 2021 through March 31, 2025. Initial investment of $1,000,000,000. Premier Class $1,000,000,000 $1,013,582,186 $944,029,295 $1,144,377,333 $1,209,218,726 Fidelity Freedom 2060 Composite Index℠ $1,000,000,000 $1,031,497,482 $955,734,871 $1,148,236,910 $1,223,433,008 S&P 500® Index $1,000,000,000 $1,127,571,059 $1,040,427,377 $1,351,318,995 $1,462,825,686 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Premier Class 5.67% 4.88% Fidelity Freedom 2060 Composite Index℠ 6.55% 5.19% S&P 500® Index 8.25% 10.01% A From April 6, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 06, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 981,029,703
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 2,357,154
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$981,029,703
Number of Holdings	46
Total Advisory Fee	$2,357,154
Portfolio Turnover	17%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.3 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.3 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.2 Fidelity Series Blue Chip Growth Fund 12.3 Fidelity Series Emerging Markets Opportunities Fund 9.8 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 6.7 Fidelity Series International Growth Fund 6.7 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 82.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2010 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2010 Fund
Class Name	Fidelity Freedom® Blend 2010 Fund Class K
Trading Symbol	FHFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class K $10,000 $10,138 $10,095 $12,154 $12,120 $11,490 $12,321 $12,984 Fidelity Freedom 2010 Composite Index℠ $10,000 $10,147 $10,290 $12,077 $12,146 $11,556 $12,434 $13,135 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 5.38% 5.16% 4.05% Fidelity Freedom 2010 Composite Index℠ 5.64% 5.00% 4.23% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.60% A From August 31, 2018 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 153,037,514
Holdings Count | shares	43
Advisory Fees Paid, Amount	$ 228,285
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$153,037,514
Number of Holdings	43
Total Advisory Fee	$228,285
Portfolio Turnover	35%

Holdings [Text Block]	Bond Funds 63.3 Domestic Equity Funds 14.5 International Equity Funds 13.4 Short-Term Funds 8.3 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 63.3 Domestic Equity Funds - 14.5 International Equity Funds - 13.4 Short-Term Funds - 8.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.2 Fidelity Series Government Bond Index Fund 11.2 Fidelity Series Investment Grade Bond Fund 10.7 Fidelity Series Corporate Bond Fund 6.9 Fidelity Series Investment Grade Securitized Fund 6.7 Fidelity Series Treasury Bill Index Fund 5.1 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Large Cap Value Index Fund 4.1 Fidelity Series Emerging Markets Opportunities Fund 3.8 Fidelity Series Long-Term Treasury Bond Index Fund 3.4 73.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2010 Fund℠ merged into Fidelity Freedom® Blend 2010 Fund on January 10, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2055 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2055 Fund
Class Name	Fidelity Freedom® Blend 2055 Fund Class K6
Trading Symbol	FHDDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class K6 $10,000 $9,881 $8,882 $13,863 $14,363 $13,371 $16,202 $17,100 Fidelity Freedom 2055 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 5.55% 14.00% 8.49% Fidelity Freedom 2055 Composite Index℠ 6.55% 13.39% 8.28% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,877,036,172
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 4,580,666
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,877,036,172
Number of Holdings	46
Total Advisory Fee	$4,580,666
Portfolio Turnover	17%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.3 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.3 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.2 Fidelity Series Blue Chip Growth Fund 12.3 Fidelity Series Emerging Markets Opportunities Fund 9.8 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 6.7 Fidelity Series International Growth Fund 6.7 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 82.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2015 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2015 Fund
Class Name	Fidelity Freedom® Blend 2015 Fund Class K6
Trading Symbol	FHODX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 23	0.22%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class K6 $10,000 $10,112 $9,924 $12,475 $12,510 $11,786 $12,868 $13,566 Fidelity Freedom 2015 Composite Index℠ $10,000 $10,107 $10,092 $12,336 $12,479 $11,773 $12,850 $13,583 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 5.43% 6.45% 4.74% Fidelity Freedom 2015 Composite Index℠ 5.70% 6.12% 4.76% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.60% A From August 31, 2018 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 329,457,908
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 575,071
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$329,457,908
Number of Holdings	45
Total Advisory Fee	$575,071
Portfolio Turnover	30%

Holdings [Text Block]	Bond Funds 57.1 Domestic Equity Funds 19.9 International Equity Funds 17.1 Short-Term Funds 5.4 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 57.1 Domestic Equity Funds - 19.9 International Equity Funds - 17.1 Short-Term Funds - 5.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 10.6 Fidelity Series Government Bond Index Fund 10.1 Fidelity Series Investment Grade Bond Fund 9.6 Fidelity Series Corporate Bond Fund 6.3 Fidelity Series Investment Grade Securitized Fund 6.0 Fidelity Series Large Cap Value Index Fund 5.7 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Emerging Markets Opportunities Fund 4.7 Fidelity Series Blue Chip Growth Fund 4.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.5 67.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.

Fidelity Simplicity RMD 2015 Fund℠ merged into Fidelity Freedom® Blend 2015 Fund on January 10, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2050 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2050 Fund
Class Name	Fidelity Freedom® Blend 2050 Fund Class K6
Trading Symbol	FHEDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class K6 $10,000 $9,875 $8,875 $13,856 $14,344 $13,355 $16,186 $17,091 Fidelity Freedom 2050 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 5.59% 14.00% 8.48% Fidelity Freedom 2050 Composite Index℠ 6.55% 13.39% 8.28% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,738,305,346
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 6,720,479
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,738,305,346
Number of Holdings	46
Total Advisory Fee	$6,720,479
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.3 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.3 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.2 Fidelity Series Blue Chip Growth Fund 12.3 Fidelity Series Emerging Markets Opportunities Fund 9.8 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 6.7 Fidelity Series International Growth Fund 6.7 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 82.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2065 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2065 Fund
Class Name	Fidelity Freedom® Blend 2065 Fund Class K6
Trading Symbol	FFBQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2019 through March 31, 2025. Initial investment of $10,000. Class K6 $10,000 $8,680 $13,549 $14,023 $13,065 $15,821 $16,711 Fidelity Freedom 2065 Composite Index℠ $10,000 $8,783 $13,174 $13,882 $12,862 $15,453 $16,465 S&P 500® Index $10,000 $8,918 $13,944 $16,126 $14,879 $19,326 $20,920 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 5.63% 14.00% 9.34% Fidelity Freedom 2065 Composite Index℠ 6.55% 13.39% 9.06% S&P 500® Index 8.25% 18.59% 13.70% A From June 28, 2019 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 322,329,695
Holdings Count | shares	42
Advisory Fees Paid, Amount	$ 736,284
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$322,329,695
Number of Holdings	42
Total Advisory Fee	$736,284
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.3 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.3 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.2 Fidelity Series Blue Chip Growth Fund 12.3 Fidelity Series Emerging Markets Opportunities Fund 9.8 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 6.7 Fidelity Series International Growth Fund 6.7 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 82.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2010 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2010 Fund
Class Name	Fidelity Advisor Freedom® Blend 2010 Fund Class A
Trading Symbol	FHABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,542 $9,463 $11,352 $11,272 $10,650 $11,385 $11,956 Fidelity Freedom 2010 Composite Index℠ $10,000 $10,147 $10,290 $12,077 $12,146 $11,556 $12,434 $13,135 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class A (incl. 5.75% sales charge) -1.02% 3.55% 2.75% Class A (without 5.75% sales charge) 5.01% 4.79% 3.68% Fidelity Freedom 2010 Composite Index℠ 5.64% 5.00% 4.23% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.60% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 153,037,514
Holdings Count | shares	43
Advisory Fees Paid, Amount	$ 228,285
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$153,037,514
Number of Holdings	43
Total Advisory Fee	$228,285
Portfolio Turnover	35%

Holdings [Text Block]	Bond Funds 63.3 Domestic Equity Funds 14.5 International Equity Funds 13.4 Short-Term Funds 8.3 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 63.3 Domestic Equity Funds - 14.5 International Equity Funds - 13.4 Short-Term Funds - 8.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.2 Fidelity Series Government Bond Index Fund 11.2 Fidelity Series Investment Grade Bond Fund 10.7 Fidelity Series Corporate Bond Fund 6.9 Fidelity Series Investment Grade Securitized Fund 6.7 Fidelity Series Treasury Bill Index Fund 5.1 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Large Cap Value Index Fund 4.1 Fidelity Series Emerging Markets Opportunities Fund 3.8 Fidelity Series Long-Term Treasury Bond Index Fund 3.4 73.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2010 Fund℠ merged into Fidelity Freedom® Blend 2010 Fund on January 10, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2040 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2040 Fund
Class Name	Fidelity Advisor Freedom® Blend 2040 Fund Class Z
Trading Symbol	FHHFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class Z $10,000 $9,881 $8,876 $13,840 $14,308 $13,297 $15,965 $16,853 Fidelity Freedom 2040 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,229 $13,178 $15,712 $16,727 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 5.56% 13.68% 8.25% Fidelity Freedom 2040 Composite Index℠ 6.46% 13.19% 8.13% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,500,264,753
Holdings Count | shares	47
Advisory Fees Paid, Amount	$ 8,219,731
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$3,500,264,753
Number of Holdings	47
Total Advisory Fee	$8,219,731
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 48.7 International Equity Funds 36.5 Bond Funds 14.3 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.7 International Equity Funds - 36.5 Bond Funds - 14.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.0 Fidelity Series Blue Chip Growth Fund 11.2 Fidelity Series Emerging Markets Opportunities Fund 9.2 Fidelity Series Large Cap Growth Index Fund 7.1 Fidelity Series Large Cap Stock Fund 6.6 Fidelity Series International Value Fund 6.5 Fidelity Series Overseas Fund 6.1 Fidelity Series International Growth Fund 6.1 Fidelity Series Long-Term Treasury Bond Index Fund 5.3 Fidelity Series Value Discovery Fund 5.0 77.1
Fidelity Advisor Freedom Blend 2015 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2015 Fund
Class Name	Fidelity Advisor Freedom® Blend 2015 Fund Class Z
Trading Symbol	FJAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class Z $10,000 $10,107 $9,906 $12,452 $12,469 $11,736 $12,795 $13,465 Fidelity Freedom 2015 Composite Index℠ $10,000 $10,107 $10,092 $12,336 $12,479 $11,773 $12,850 $13,583 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 5.23% 6.33% 4.62% Fidelity Freedom 2015 Composite Index℠ 5.70% 6.12% 4.76% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.60% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 329,457,908
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 575,071
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$329,457,908
Number of Holdings	45
Total Advisory Fee	$575,071
Portfolio Turnover	30%

Holdings [Text Block]	Bond Funds 57.1 Domestic Equity Funds 19.9 International Equity Funds 17.1 Short-Term Funds 5.4 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 57.1 Domestic Equity Funds - 19.9 International Equity Funds - 17.1 Short-Term Funds - 5.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 10.6 Fidelity Series Government Bond Index Fund 10.1 Fidelity Series Investment Grade Bond Fund 9.6 Fidelity Series Corporate Bond Fund 6.3 Fidelity Series Investment Grade Securitized Fund 6.0 Fidelity Series Large Cap Value Index Fund 5.7 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Emerging Markets Opportunities Fund 4.7 Fidelity Series Blue Chip Growth Fund 4.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.5 67.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2015 Fund℠ merged into Fidelity Freedom® Blend 2015 Fund on January 10, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2055 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2055 Fund
Class Name	Fidelity Freedom® Blend 2055 Fund
Trading Symbol	FHAOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2055 Fund	$ 51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Fidelity Freedom® Blend 2055 Fund $10,000 $9,865 $8,856 $13,794 $14,257 $13,250 $16,024 $16,879 Fidelity Freedom 2055 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Freedom® Blend 2055 Fund 5.34% 13.77% 8.28% Fidelity Freedom 2055 Composite Index℠ 6.55% 13.39% 8.28% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,877,036,172
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 4,580,666
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,877,036,172
Number of Holdings	46
Total Advisory Fee	$4,580,666
Portfolio Turnover	17%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.3 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.3 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.2 Fidelity Series Blue Chip Growth Fund 12.3 Fidelity Series Emerging Markets Opportunities Fund 9.8 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 6.7 Fidelity Series International Growth Fund 6.7 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 82.6
Fidelity Freedom Blend 2035 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2035 Fund
Class Name	Fidelity Freedom® Blend 2035 Fund Class K
Trading Symbol	FHZDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class K $10,000 $9,903 $9,055 $13,579 $13,925 $12,964 $15,156 $15,974 Fidelity Freedom 2035 Composite Index℠ $10,000 $9,897 $9,181 $13,259 $13,817 $12,836 $14,933 $15,853 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 5.40% 12.02% 7.37% Fidelity Freedom 2035 Composite Index℠ 6.16% 11.54% 7.25% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,730,150,738
Holdings Count | shares	47
Advisory Fees Paid, Amount	$ 8,215,386
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$3,730,150,738
Number of Holdings	47
Total Advisory Fee	$8,215,386
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 39.8 International Equity Funds 30.5 Bond Funds 29.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.8 International Equity Funds - 30.5 Bond Funds - 29.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 11.4 Fidelity Series Blue Chip Growth Fund 9.2 Fidelity Series Emerging Markets Opportunities Fund 7.7 Fidelity Series Large Cap Growth Index Fund 5.8 Fidelity Series International Value Fund 5.5 Fidelity Series Large Cap Stock Fund 5.3 Fidelity Series Government Bond Index Fund 5.3 Fidelity Series Long-Term Treasury Bond Index Fund 5.2 Fidelity Series Investment Grade Bond Fund 5.0 Fidelity Series Overseas Fund 5.0 65.4
Fidelity Advisor Freedom Blend 2030 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2030 Fund
Class Name	Fidelity Advisor Freedom® Blend 2030 Fund Class A
Trading Symbol	FJAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,383 $8,812 $12,312 $12,442 $11,568 $13,135 $13,780 Fidelity Freedom 2030 Composite Index℠ $10,000 $9,983 $9,554 $12,953 $13,325 $12,423 $14,120 $14,955 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class A (incl. 5.75% sales charge) -1.12% 8.07% 4.99% Class A (without 5.75% sales charge) 4.91% 9.36% 5.94% Fidelity Freedom 2030 Composite Index℠ 5.91% 9.38% 6.30% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,496,122,634
Holdings Count | shares	48
Advisory Fees Paid, Amount	$ 7,299,908
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$3,496,122,634
Number of Holdings	48
Total Advisory Fee	$7,299,908
Portfolio Turnover	18%

Holdings [Text Block]	Bond Funds 38.7 Domestic Equity Funds 34.1 International Equity Funds 26.7 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 38.7 Domestic Equity Funds - 34.1 International Equity Funds - 26.7 Short-Term Funds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 9.8 Fidelity Series Blue Chip Growth Fund 7.9 Fidelity Series Emerging Markets Opportunities Fund 7.0 Fidelity Series Government Bond Index Fund 6.9 Fidelity Series Investment Grade Bond Fund 6.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.7 Fidelity Series Large Cap Growth Index Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 4.8 Fidelity Series International Value Fund 4.8 63.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2030 Fund℠ merged into Fidelity Freedom® Blend 2030 Fund on January 10, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2045 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2045 Fund
Class Name	Fidelity Freedom® Blend 2045 Fund Class K6
Trading Symbol	FHFDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class K6 $10,000 $9,879 $8,881 $13,865 $14,352 $13,361 $16,196 $17,102 Fidelity Freedom 2045 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 5.59% 14.00% 8.49% Fidelity Freedom 2045 Composite Index℠ 6.55% 13.39% 8.28% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,121,512,026
Holdings Count | shares	47
Advisory Fees Paid, Amount	$ 7,494,708
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$3,121,512,026
Number of Holdings	47
Total Advisory Fee	$7,494,708
Portfolio Turnover	17%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.3 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.3 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.2 Fidelity Series Blue Chip Growth Fund 12.3 Fidelity Series Emerging Markets Opportunities Fund 9.8 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 6.7 Fidelity Series International Growth Fund 6.7 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 82.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2045 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2045 Fund
Class Name	Fidelity Advisor Freedom® Blend 2045 Fund Class A
Trading Symbol	FHGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,278 $8,315 $12,913 $13,303 $12,336 $14,876 $15,642 Fidelity Freedom 2045 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class A (incl. 5.75% sales charge) -0.90% 12.14% 7.03% Class A (without 5.75% sales charge) 5.15% 13.47% 8.00% Fidelity Freedom 2045 Composite Index℠ 6.55% 13.39% 8.28% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,121,512,026
Holdings Count | shares	47
Advisory Fees Paid, Amount	$ 7,494,708
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$3,121,512,026
Number of Holdings	47
Total Advisory Fee	$7,494,708
Portfolio Turnover	17%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.3 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.3 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.2 Fidelity Series Blue Chip Growth Fund 12.3 Fidelity Series Emerging Markets Opportunities Fund 9.8 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 6.7 Fidelity Series International Growth Fund 6.7 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 82.6
Fidelity Advisor Freedom Blend 2030 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2030 Fund
Class Name	Fidelity Advisor Freedom® Blend 2030 Fund Class Z
Trading Symbol	FJLMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class Z $10,000 $9,985 $9,403 $13,184 $13,374 $12,474 $14,223 $14,963 Fidelity Freedom 2030 Composite Index℠ $10,000 $9,983 $9,554 $12,953 $13,325 $12,423 $14,120 $14,955 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 5.20% 9.74% 6.31% Fidelity Freedom 2030 Composite Index℠ 5.91% 9.38% 6.30% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,496,122,634
Holdings Count | shares	48
Advisory Fees Paid, Amount	$ 7,299,908
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$3,496,122,634
Number of Holdings	48
Total Advisory Fee	$7,299,908
Portfolio Turnover	18%

Holdings [Text Block]	Bond Funds 38.7 Domestic Equity Funds 34.1 International Equity Funds 26.7 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 38.7 Domestic Equity Funds - 34.1 International Equity Funds - 26.7 Short-Term Funds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 9.8 Fidelity Series Blue Chip Growth Fund 7.9 Fidelity Series Emerging Markets Opportunities Fund 7.0 Fidelity Series Government Bond Index Fund 6.9 Fidelity Series Investment Grade Bond Fund 6.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.7 Fidelity Series Large Cap Growth Index Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 4.8 Fidelity Series International Value Fund 4.8 63.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2030 Fund℠ merged into Fidelity Freedom® Blend 2030 Fund on January 10, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2060 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2060 Fund
Class Name	Fidelity Advisor Freedom® Blend 2060 Fund Class A
Trading Symbol	FHNEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,283 $8,305 $12,904 $13,301 $12,326 $14,880 $15,645 Fidelity Freedom 2060 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class A (incl. 5.75% sales charge) -0.90% 12.17% 7.04% Class A (without 5.75% sales charge) 5.14% 13.50% 8.00% Fidelity Freedom 2060 Composite Index℠ 6.55% 13.39% 8.28% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 981,029,703
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 2,357,154
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$981,029,703
Number of Holdings	46
Total Advisory Fee	$2,357,154
Portfolio Turnover	17%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.3 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.3 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.2 Fidelity Series Blue Chip Growth Fund 12.3 Fidelity Series Emerging Markets Opportunities Fund 9.8 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 6.7 Fidelity Series International Growth Fund 6.7 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 82.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2020 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2020 Fund
Class Name	Fidelity Freedom® Blend 2020 Fund
Trading Symbol	FHAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2020 Fund	$ 45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Fidelity Freedom® Blend 2020 Fund $10,000 $10,063 $9,723 $12,700 $12,757 $11,913 $13,175 $13,860 Fidelity Freedom 2020 Composite Index℠ $10,000 $10,073 $9,915 $12,584 $12,802 $11,972 $13,254 $14,017 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Freedom® Blend 2020 Fund 5.20% 7.35% 5.08% Fidelity Freedom 2020 Composite Index℠ 5.76% 7.17% 5.26% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.60% A From August 31, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,119,385,662
Holdings Count | shares	48
Advisory Fees Paid, Amount	$ 2,100,429
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,119,385,662
Number of Holdings	48
Total Advisory Fee	$2,100,429
Portfolio Turnover	29%

Holdings [Text Block]	Bond Funds 50.8 Domestic Equity Funds 25.4 International Equity Funds 20.8 Short-Term Funds 2.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 50.8 Domestic Equity Funds - 25.4 International Equity Funds - 20.8 Short-Term Funds - 2.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Government Bond Index Fund 9.0 Fidelity Series Investment Grade Bond Fund 8.6 Fidelity Series Large Cap Value Index Fund 7.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.2 Fidelity Series Blue Chip Growth Fund 5.9 Fidelity Series Corporate Bond Fund 5.6 Fidelity Series Emerging Markets Opportunities Fund 5.6 Fidelity Series Investment Grade Securitized Fund 5.4 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 4.9 64.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2020 Fund℠ merged into Fidelity Freedom® Blend 2020 Fund on January 10, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2045 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2045 Fund
Class Name	Fidelity Freedom® Blend 2045 Fund Class K
Trading Symbol	FHXDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class K $10,000 $9,865 $8,865 $13,832 $14,295 $13,304 $16,109 $16,993 Fidelity Freedom 2045 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 5.49% 13.90% 8.39% Fidelity Freedom 2045 Composite Index℠ 6.55% 13.39% 8.28% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,121,512,026
Holdings Count | shares	47
Advisory Fees Paid, Amount	$ 7,494,708
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$3,121,512,026
Number of Holdings	47
Total Advisory Fee	$7,494,708
Portfolio Turnover	17%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.3 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.3 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.2 Fidelity Series Blue Chip Growth Fund 12.3 Fidelity Series Emerging Markets Opportunities Fund 9.8 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 6.7 Fidelity Series International Growth Fund 6.7 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 82.6
Fidelity Freedom Blend 2070 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2070 Fund
Class Name	Fidelity Freedom® Blend 2070 Fund Class K
Trading Symbol	FRBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period June 28, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K A	$ 30	0.39%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.39%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2025. Initial investment of $10,000. Class K $10,000 $10,350 Fidelity Freedom 2070 Composite Index℠ $10,000 $10,441 S&P 500® Index $10,000 $10,380 2024 2025
Net Assets	$ 8,728,243
Holdings Count | shares	22
Advisory Fees Paid, Amount	$ 5,431
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$8,728,243
Number of Holdings	22
Total Advisory Fee	$5,431
Portfolio Turnover	58%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.6 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.4 Fidelity Series Large Cap Growth Index Fund 7.7 Fidelity Series International Growth Fund 7.2 Fidelity Series Overseas Fund 7.1 Fidelity Series International Value Fund 7.1 Fidelity Series Large Cap Stock Fund 7.1 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Value Discovery Fund 5.3 85.5
Fidelity Advisor Freedom Blend 2040 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2040 Fund
Class Name	Fidelity Advisor Freedom® Blend 2040 Fund Class A
Trading Symbol	FHDEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 75	0.73%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,294 $8,311 $12,928 $13,312 $12,330 $14,752 $15,517 Fidelity Freedom 2040 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,229 $13,178 $15,712 $16,727 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class A (incl. 5.75% sales charge) -0.86% 11.97% 6.90% Class A (without 5.75% sales charge) 5.19% 13.30% 7.87% Fidelity Freedom 2040 Composite Index℠ 6.46% 13.19% 8.13% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,500,264,753
Holdings Count | shares	47
Advisory Fees Paid, Amount	$ 8,219,731
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$3,500,264,753
Number of Holdings	47
Total Advisory Fee	$8,219,731
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 48.7 International Equity Funds 36.5 Bond Funds 14.3 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.7 International Equity Funds - 36.5 Bond Funds - 14.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.0 Fidelity Series Blue Chip Growth Fund 11.2 Fidelity Series Emerging Markets Opportunities Fund 9.2 Fidelity Series Large Cap Growth Index Fund 7.1 Fidelity Series Large Cap Stock Fund 6.6 Fidelity Series International Value Fund 6.5 Fidelity Series Overseas Fund 6.1 Fidelity Series International Growth Fund 6.1 Fidelity Series Long-Term Treasury Bond Index Fund 5.3 Fidelity Series Value Discovery Fund 5.0 77.1
Fidelity Freedom Blend 2025 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2025 Fund
Class Name	Fidelity Freedom® Blend 2025 Fund
Trading Symbol	FHAUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2025 Fund	$ 47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Fidelity Freedom® Blend 2025 Fund $10,000 $10,042 $9,595 $12,928 $13,030 $12,141 $13,615 $14,307 Fidelity Freedom 2025 Composite Index℠ $10,000 $10,043 $9,773 $12,764 $13,051 $12,167 $13,642 $14,434 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Freedom® Blend 2025 Fund 5.09% 8.32% 5.59% Fidelity Freedom 2025 Composite Index℠ 5.81% 8.11% 5.73% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,345,441,806
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 4,808,548
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,345,441,806
Number of Holdings	46
Total Advisory Fee	$4,808,548
Portfolio Turnover	24%

Holdings [Text Block]	Bond Funds 45.2 Domestic Equity Funds 30.2 International Equity Funds 24.1 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 45.2 Domestic Equity Funds - 30.2 International Equity Funds - 24.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 10.0 Fidelity Series Large Cap Value Index Fund 8.6 Fidelity Series Government Bond Index Fund 7.8 Fidelity Series Investment Grade Bond Fund 7.4 Fidelity Series Blue Chip Growth Fund 6.9 Fidelity Series Emerging Markets Opportunities Fund 6.3 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Corporate Bond Fund 4.8 Fidelity Series Investment Grade Securitized Fund 4.6 Fidelity Series Large Cap Growth Index Fund 4.4 65.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2025 Fund℠ merged into Fidelity Freedom® Blend 2025 Fund on January 10, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2060 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2060 Fund
Class Name	Fidelity Advisor Freedom® Blend 2060 Fund Class I
Trading Symbol	FHKEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class I $10,000 $9,869 $8,846 $13,784 $14,243 $13,239 $16,008 $16,878 Fidelity Freedom 2060 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class I 5.44% 13.79% 8.28% Fidelity Freedom 2060 Composite Index℠ 6.55% 13.39% 8.28% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 981,029,703
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 2,357,154
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$981,029,703
Number of Holdings	46
Total Advisory Fee	$2,357,154
Portfolio Turnover	17%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.3 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.3 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.2 Fidelity Series Blue Chip Growth Fund 12.3 Fidelity Series Emerging Markets Opportunities Fund 9.8 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 6.7 Fidelity Series International Growth Fund 6.7 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 82.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2025 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2025 Fund
Class Name	Fidelity Advisor Freedom® Blend 2025 Fund Class A
Trading Symbol	FJAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,452 $9,005 $12,103 $12,174 $11,308 $12,644 $13,261 Fidelity Freedom 2025 Composite Index℠ $10,000 $10,043 $9,773 $12,764 $13,051 $12,167 $13,642 $14,434 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class A (incl. 5.75% sales charge) -1.15% 6.78% 4.38% Class A (without 5.75% sales charge) 4.88% 8.05% 5.32% Fidelity Freedom 2025 Composite Index℠ 5.81% 8.11% 5.73% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,345,441,806
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 4,808,548
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,345,441,806
Number of Holdings	46
Total Advisory Fee	$4,808,548
Portfolio Turnover	24%

Holdings [Text Block]	Bond Funds 45.2 Domestic Equity Funds 30.2 International Equity Funds 24.1 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 45.2 Domestic Equity Funds - 30.2 International Equity Funds - 24.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 10.0 Fidelity Series Large Cap Value Index Fund 8.6 Fidelity Series Government Bond Index Fund 7.8 Fidelity Series Investment Grade Bond Fund 7.4 Fidelity Series Blue Chip Growth Fund 6.9 Fidelity Series Emerging Markets Opportunities Fund 6.3 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Corporate Bond Fund 4.8 Fidelity Series Investment Grade Securitized Fund 4.6 Fidelity Series Large Cap Growth Index Fund 4.4 65.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2025 Fund℠ merged into Fidelity Freedom® Blend 2025 Fund on January 10, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2040 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2040 Fund
Class Name	Fidelity Freedom® Blend 2040 Fund Premier Class
Trading Symbol	FFBTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 6, 2021 through March 31, 2025. Initial investment of $1,000,000,000. Premier Class $1,000,000,000 $1,012,757,689 $942,915,294 $1,133,613,785 $1,198,504,362 Fidelity Freedom 2040 Composite Index℠ $1,000,000,000 $1,031,285,726 $955,126,569 $1,138,795,898 $1,212,374,114 S&P 500® Index $1,000,000,000 $1,127,571,059 $1,040,427,377 $1,351,318,995 $1,462,825,686 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Premier Class 5.72% 4.65% Fidelity Freedom 2040 Composite Index℠ 6.46% 4.95% S&P 500® Index 8.25% 10.01% A From April 6, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 06, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,500,264,753
Holdings Count | shares	47
Advisory Fees Paid, Amount	$ 8,219,731
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$3,500,264,753
Number of Holdings	47
Total Advisory Fee	$8,219,731
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 48.7 International Equity Funds 36.5 Bond Funds 14.3 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.7 International Equity Funds - 36.5 Bond Funds - 14.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.0 Fidelity Series Blue Chip Growth Fund 11.2 Fidelity Series Emerging Markets Opportunities Fund 9.2 Fidelity Series Large Cap Growth Index Fund 7.1 Fidelity Series Large Cap Stock Fund 6.6 Fidelity Series International Value Fund 6.5 Fidelity Series Overseas Fund 6.1 Fidelity Series International Growth Fund 6.1 Fidelity Series Long-Term Treasury Bond Index Fund 5.3 Fidelity Series Value Discovery Fund 5.0 77.1
Fidelity Freedom Blend 2070 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2070 Fund
Class Name	Fidelity Freedom® Blend 2070 Fund
Trading Symbol	FRBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period June 28, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2070 Fund A	$ 38	0.50%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.50%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2025. Initial investment of $10,000. Fidelity Freedom® Blend 2070 Fund $10,000 $10,348 Fidelity Freedom 2070 Composite Index℠ $10,000 $10,441 S&P 500® Index $10,000 $10,380 2024 2025
Net Assets	$ 8,728,243
Holdings Count | shares	22
Advisory Fees Paid, Amount	$ 5,431
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$8,728,243
Number of Holdings	22
Total Advisory Fee	$5,431
Portfolio Turnover	58%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.6 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.4 Fidelity Series Large Cap Growth Index Fund 7.7 Fidelity Series International Growth Fund 7.2 Fidelity Series Overseas Fund 7.1 Fidelity Series International Value Fund 7.1 Fidelity Series Large Cap Stock Fund 7.1 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Value Discovery Fund 5.3 85.5
Fidelity Freedom Blend Income Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend Income Fund
Class Name	Fidelity Freedom® Blend Income Fund Premier Class
Trading Symbol	FFBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend Income Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 6, 2021 through March 31, 2025. Initial investment of $1,000,000,000. Premier Class $1,000,000,000 $984,783,796 $943,966,332 $998,224,638 $1,052,781,532 Fidelity Freedom Income Composite Index℠ $1,000,000,000 $990,005,562 $952,227,677 $1,010,725,618 $1,066,703,593 Bloomberg U.S. Aggregate Bond Index $1,000,000,000 $953,978,249 $908,346,598 $923,769,593 $968,845,888 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Premier Class 5.47% 1.30% Fidelity Freedom Income Composite Index℠ 5.54% 1.63% Bloomberg U.S. Aggregate Bond Index 4.88% -0.79% A From April 6, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 06, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 179,063,821
Holdings Count | shares	47
Advisory Fees Paid, Amount	$ 302,680
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$179,063,821
Number of Holdings	47
Total Advisory Fee	$302,680
Portfolio Turnover	39%

Holdings [Text Block]	Bond Funds 67.6 Domestic Equity Funds 11.0 International Equity Funds 10.8 Short-Term Funds 10.0 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 67.6 Domestic Equity Funds - 11.0 International Equity Funds - 10.8 Short-Term Funds - 10.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.0 Fidelity Series Government Bond Index Fund 12.0 Fidelity Series Investment Grade Bond Fund 11.4 Fidelity Series Corporate Bond Fund 7.4 Fidelity Series Investment Grade Securitized Fund 7.2 Fidelity Series Treasury Bill Index Fund 6.1 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Emerging Markets Opportunities Fund 3.3 Fidelity Series Long-Term Treasury Bond Index Fund 3.2 Fidelity Series Large Cap Value Index Fund 3.1 78.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Freedom® Blend 2005 Fund merged into Fidelity Freedom® Blend Income Fund on June 14, 2024.

Fidelity Simplicity RMD Income Fund℠ merged into Fidelity Freedom® Blend Income Fund on January 10, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2050 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2050 Fund
Class Name	Fidelity Freedom® Blend 2050 Fund Premier Class
Trading Symbol	FFBWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 6, 2021 through March 31, 2025. Initial investment of $1,000,000,000. Premier Class $1,000,000,000 $1,013,815,823 $944,036,734 $1,143,995,705 $1,208,791,651 Fidelity Freedom 2050 Composite Index℠ $1,000,000,000 $1,031,497,482 $955,734,871 $1,148,236,910 $1,223,433,008 S&P 500® Index $1,000,000,000 $1,127,571,059 $1,040,427,377 $1,351,318,995 $1,462,825,686 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Premier Class 5.66% 4.87% Fidelity Freedom 2050 Composite Index℠ 6.55% 5.19% S&P 500® Index 8.25% 10.01% A From April 6, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 06, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,738,305,346
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 6,720,479
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,738,305,346
Number of Holdings	46
Total Advisory Fee	$6,720,479
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.3 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.3 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.2 Fidelity Series Blue Chip Growth Fund 12.3 Fidelity Series Emerging Markets Opportunities Fund 9.8 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 6.7 Fidelity Series International Growth Fund 6.7 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 82.6
Fidelity Advisor Freedom Blend 2035 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2035 Fund
Class Name	Fidelity Advisor Freedom® Blend 2035 Fund Class Z
Trading Symbol	FHSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class Z $10,000 $9,903 $9,059 $13,576 $13,926 $12,964 $15,156 $15,974 Fidelity Freedom 2035 Composite Index℠ $10,000 $9,897 $9,181 $13,259 $13,817 $12,836 $14,933 $15,853 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 5.40% 12.01% 7.37% Fidelity Freedom 2035 Composite Index℠ 6.16% 11.54% 7.25% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,730,150,738
Holdings Count | shares	47
Advisory Fees Paid, Amount	$ 8,215,386
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$3,730,150,738
Number of Holdings	47
Total Advisory Fee	$8,215,386
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 39.8 International Equity Funds 30.5 Bond Funds 29.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.8 International Equity Funds - 30.5 Bond Funds - 29.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 11.4 Fidelity Series Blue Chip Growth Fund 9.2 Fidelity Series Emerging Markets Opportunities Fund 7.7 Fidelity Series Large Cap Growth Index Fund 5.8 Fidelity Series International Value Fund 5.5 Fidelity Series Large Cap Stock Fund 5.3 Fidelity Series Government Bond Index Fund 5.3 Fidelity Series Long-Term Treasury Bond Index Fund 5.2 Fidelity Series Investment Grade Bond Fund 5.0 Fidelity Series Overseas Fund 5.0 65.4
Fidelity Advisor Freedom Blend 2010 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2010 Fund
Class Name	Fidelity Advisor Freedom® Blend 2010 Fund Class Z
Trading Symbol	FJAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class Z $10,000 $10,138 $10,097 $12,159 $12,113 $11,489 $12,321 $12,981 Fidelity Freedom 2010 Composite Index℠ $10,000 $10,147 $10,290 $12,077 $12,146 $11,556 $12,434 $13,135 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 5.36% 5.15% 4.04% Fidelity Freedom 2010 Composite Index℠ 5.64% 5.00% 4.23% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.60% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 153,037,514
Holdings Count | shares	43
Advisory Fees Paid, Amount	$ 228,285
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$153,037,514
Number of Holdings	43
Total Advisory Fee	$228,285
Portfolio Turnover	35%

Holdings [Text Block]	Bond Funds 63.3 Domestic Equity Funds 14.5 International Equity Funds 13.4 Short-Term Funds 8.3 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 63.3 Domestic Equity Funds - 14.5 International Equity Funds - 13.4 Short-Term Funds - 8.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.2 Fidelity Series Government Bond Index Fund 11.2 Fidelity Series Investment Grade Bond Fund 10.7 Fidelity Series Corporate Bond Fund 6.9 Fidelity Series Investment Grade Securitized Fund 6.7 Fidelity Series Treasury Bill Index Fund 5.1 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Large Cap Value Index Fund 4.1 Fidelity Series Emerging Markets Opportunities Fund 3.8 Fidelity Series Long-Term Treasury Bond Index Fund 3.4 73.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2010 Fund℠ merged into Fidelity Freedom® Blend 2010 Fund on January 10, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2060 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2060 Fund
Class Name	Fidelity Advisor Freedom® Blend 2060 Fund Class Z
Trading Symbol	FHJEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class Z $10,000 $9,872 $8,868 $13,828 $14,295 $13,292 $16,099 $16,984 Fidelity Freedom 2060 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 5.50% 13.88% 8.38% Fidelity Freedom 2060 Composite Index℠ 6.55% 13.39% 8.28% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 981,029,703
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 2,357,154
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$981,029,703
Number of Holdings	46
Total Advisory Fee	$2,357,154
Portfolio Turnover	17%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.3 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.3 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.2 Fidelity Series Blue Chip Growth Fund 12.3 Fidelity Series Emerging Markets Opportunities Fund 9.8 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 6.7 Fidelity Series International Growth Fund 6.7 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 82.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2060 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2060 Fund
Class Name	Fidelity Freedom® Blend 2060 Fund Class K
Trading Symbol	FHTDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class K $10,000 $9,872 $8,863 $13,828 $14,295 $13,300 $16,099 $16,990 Fidelity Freedom 2060 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 5.54% 13.90% 8.38% Fidelity Freedom 2060 Composite Index℠ 6.55% 13.39% 8.28% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 981,029,703
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 2,357,154
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$981,029,703
Number of Holdings	46
Total Advisory Fee	$2,357,154
Portfolio Turnover	17%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.3 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.3 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.2 Fidelity Series Blue Chip Growth Fund 12.3 Fidelity Series Emerging Markets Opportunities Fund 9.8 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 6.7 Fidelity Series International Growth Fund 6.7 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 82.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2010 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2010 Fund
Class Name	Fidelity Freedom® Blend 2010 Fund Premier Class
Trading Symbol	FFBHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 6, 2021 through March 31, 2025. Initial investment of $1,000,000,000. Premier Class $1,000,000,000 $987,724,421 $938,405,919 $1,007,412,211 $1,062,884,059 Fidelity Freedom 2010 Composite Index℠ $1,000,000,000 $995,730,213 $947,416,539 $1,019,345,215 $1,076,807,392 Bloomberg U.S. Aggregate Bond Index $1,000,000,000 $953,978,249 $908,346,598 $923,769,593 $968,845,888 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Premier Class 5.51% 1.54% Fidelity Freedom 2010 Composite Index℠ 5.64% 1.87% Bloomberg U.S. Aggregate Bond Index 4.88% -0.79% A From April 6, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 06, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 153,037,514
Holdings Count | shares	43
Advisory Fees Paid, Amount	$ 228,285
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$153,037,514
Number of Holdings	43
Total Advisory Fee	$228,285
Portfolio Turnover	35%

Holdings [Text Block]	Bond Funds 63.3 Domestic Equity Funds 14.5 International Equity Funds 13.4 Short-Term Funds 8.3 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 63.3 Domestic Equity Funds - 14.5 International Equity Funds - 13.4 Short-Term Funds - 8.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.2 Fidelity Series Government Bond Index Fund 11.2 Fidelity Series Investment Grade Bond Fund 10.7 Fidelity Series Corporate Bond Fund 6.9 Fidelity Series Investment Grade Securitized Fund 6.7 Fidelity Series Treasury Bill Index Fund 5.1 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Large Cap Value Index Fund 4.1 Fidelity Series Emerging Markets Opportunities Fund 3.8 Fidelity Series Long-Term Treasury Bond Index Fund 3.4 73.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2010 Fund℠ merged into Fidelity Freedom® Blend 2010 Fund on January 10, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2050 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2050 Fund
Class Name	Fidelity Freedom® Blend 2050 Fund
Trading Symbol	FHAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2050 Fund	$ 51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Fidelity Freedom® Blend 2050 Fund $10,000 $9,861 $8,846 $13,793 $14,247 $13,228 $16,010 $16,870 Fidelity Freedom 2050 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Freedom® Blend 2050 Fund 5.37% 13.78% 8.27% Fidelity Freedom 2050 Composite Index℠ 6.55% 13.39% 8.28% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,738,305,346
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 6,720,479
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,738,305,346
Number of Holdings	46
Total Advisory Fee	$6,720,479
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.3 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.3 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.2 Fidelity Series Blue Chip Growth Fund 12.3 Fidelity Series Emerging Markets Opportunities Fund 9.8 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 6.7 Fidelity Series International Growth Fund 6.7 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 82.6
Fidelity Freedom Blend 2035 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2035 Fund
Class Name	Fidelity Freedom® Blend 2035 Fund
Trading Symbol	FHASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2035 Fund	$ 49	0.47%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Fidelity Freedom® Blend 2035 Fund $10,000 $9,904 $9,045 $13,541 $13,877 $12,907 $15,078 $15,865 Fidelity Freedom 2035 Composite Index℠ $10,000 $9,897 $9,181 $13,259 $13,817 $12,836 $14,933 $15,853 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Freedom® Blend 2035 Fund 5.22% 11.90% 7.26% Fidelity Freedom 2035 Composite Index℠ 6.16% 11.54% 7.25% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,730,150,738
Holdings Count | shares	47
Advisory Fees Paid, Amount	$ 8,215,386
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$3,730,150,738
Number of Holdings	47
Total Advisory Fee	$8,215,386
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 39.8 International Equity Funds 30.5 Bond Funds 29.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.8 International Equity Funds - 30.5 Bond Funds - 29.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 11.4 Fidelity Series Blue Chip Growth Fund 9.2 Fidelity Series Emerging Markets Opportunities Fund 7.7 Fidelity Series Large Cap Growth Index Fund 5.8 Fidelity Series International Value Fund 5.5 Fidelity Series Large Cap Stock Fund 5.3 Fidelity Series Government Bond Index Fund 5.3 Fidelity Series Long-Term Treasury Bond Index Fund 5.2 Fidelity Series Investment Grade Bond Fund 5.0 Fidelity Series Overseas Fund 5.0 65.4
Fidelity Freedom Blend 2040 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2040 Fund
Class Name	Fidelity Freedom® Blend 2040 Fund Class K6
Trading Symbol	FHHDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class K6 $10,000 $9,886 $8,890 $13,878 $14,359 $13,356 $16,050 $16,960 Fidelity Freedom 2040 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,229 $13,178 $15,712 $16,727 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 5.67% 13.79% 8.36% Fidelity Freedom 2040 Composite Index℠ 6.46% 13.19% 8.13% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,500,264,753
Holdings Count | shares	47
Advisory Fees Paid, Amount	$ 8,219,731
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$3,500,264,753
Number of Holdings	47
Total Advisory Fee	$8,219,731
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 48.7 International Equity Funds 36.5 Bond Funds 14.3 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.7 International Equity Funds - 36.5 Bond Funds - 14.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.0 Fidelity Series Blue Chip Growth Fund 11.2 Fidelity Series Emerging Markets Opportunities Fund 9.2 Fidelity Series Large Cap Growth Index Fund 7.1 Fidelity Series Large Cap Stock Fund 6.6 Fidelity Series International Value Fund 6.5 Fidelity Series Overseas Fund 6.1 Fidelity Series International Growth Fund 6.1 Fidelity Series Long-Term Treasury Bond Index Fund 5.3 Fidelity Series Value Discovery Fund 5.0 77.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2040 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2040 Fund
Class Name	Fidelity Advisor Freedom® Blend 2040 Fund Class I
Trading Symbol	FHJFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class I $10,000 $9,867 $8,864 $13,803 $14,250 $13,238 $15,871 $16,739 Fidelity Freedom 2040 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,229 $13,178 $15,712 $16,727 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class I 5.47% 13.56% 8.14% Fidelity Freedom 2040 Composite Index℠ 6.46% 13.19% 8.13% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,500,264,753
Holdings Count | shares	47
Advisory Fees Paid, Amount	$ 8,219,731
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$3,500,264,753
Number of Holdings	47
Total Advisory Fee	$8,219,731
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 48.7 International Equity Funds 36.5 Bond Funds 14.3 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.7 International Equity Funds - 36.5 Bond Funds - 14.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.0 Fidelity Series Blue Chip Growth Fund 11.2 Fidelity Series Emerging Markets Opportunities Fund 9.2 Fidelity Series Large Cap Growth Index Fund 7.1 Fidelity Series Large Cap Stock Fund 6.6 Fidelity Series International Value Fund 6.5 Fidelity Series Overseas Fund 6.1 Fidelity Series International Growth Fund 6.1 Fidelity Series Long-Term Treasury Bond Index Fund 5.3 Fidelity Series Value Discovery Fund 5.0 77.1
Fidelity Freedom Blend 2010 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2010 Fund
Class Name	Fidelity Freedom® Blend 2010 Fund Class K6
Trading Symbol	FHPDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 22	0.21%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class K6 $10,000 $10,152 $10,107 $12,189 $12,156 $11,546 $12,392 $13,073 Fidelity Freedom 2010 Composite Index℠ $10,000 $10,147 $10,290 $12,077 $12,146 $11,556 $12,434 $13,135 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 5.49% 5.28% 4.15% Fidelity Freedom 2010 Composite Index℠ 5.64% 5.00% 4.23% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.60% A From August 31, 2018 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 153,037,514
Holdings Count | shares	43
Advisory Fees Paid, Amount	$ 228,285
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$153,037,514
Number of Holdings	43
Total Advisory Fee	$228,285
Portfolio Turnover	35%

Holdings [Text Block]	Bond Funds 63.3 Domestic Equity Funds 14.5 International Equity Funds 13.4 Short-Term Funds 8.3 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 63.3 Domestic Equity Funds - 14.5 International Equity Funds - 13.4 Short-Term Funds - 8.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.2 Fidelity Series Government Bond Index Fund 11.2 Fidelity Series Investment Grade Bond Fund 10.7 Fidelity Series Corporate Bond Fund 6.9 Fidelity Series Investment Grade Securitized Fund 6.7 Fidelity Series Treasury Bill Index Fund 5.1 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Large Cap Value Index Fund 4.1 Fidelity Series Emerging Markets Opportunities Fund 3.8 Fidelity Series Long-Term Treasury Bond Index Fund 3.4 73.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.

Fidelity Simplicity RMD 2010 Fund℠ merged into Fidelity Freedom® Blend 2010 Fund on January 10, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2030 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2030 Fund
Class Name	Fidelity Advisor Freedom® Blend 2030 Fund Class M
Trading Symbol	FTYJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 98	0.96%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,596 $8,978 $12,528 $12,626 $11,707 $13,263 $13,881 Fidelity Freedom 2030 Composite Index℠ $10,000 $9,983 $9,554 $12,953 $13,325 $12,423 $14,120 $14,955 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class M (incl. 3.50% sales charge) 1.00% 8.33% 5.11% Class M (without 3.50% sales charge) 4.66% 9.11% 5.68% Fidelity Freedom 2030 Composite Index℠ 5.91% 9.38% 6.30% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,496,122,634
Holdings Count | shares	48
Advisory Fees Paid, Amount	$ 7,299,908
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$3,496,122,634
Number of Holdings	48
Total Advisory Fee	$7,299,908
Portfolio Turnover	18%

Holdings [Text Block]	Bond Funds 38.7 Domestic Equity Funds 34.1 International Equity Funds 26.7 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 38.7 Domestic Equity Funds - 34.1 International Equity Funds - 26.7 Short-Term Funds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 9.8 Fidelity Series Blue Chip Growth Fund 7.9 Fidelity Series Emerging Markets Opportunities Fund 7.0 Fidelity Series Government Bond Index Fund 6.9 Fidelity Series Investment Grade Bond Fund 6.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.7 Fidelity Series Large Cap Growth Index Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 4.8 Fidelity Series International Value Fund 4.8 63.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2030 Fund℠ merged into Fidelity Freedom® Blend 2030 Fund on January 10, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2020 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2020 Fund
Class Name	Fidelity Advisor Freedom® Blend 2020 Fund Class C
Trading Symbol	FJALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 146	1.43%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class C $10,000 $10,008 $9,566 $12,377 $12,307 $11,377 $12,459 $12,972 Fidelity Freedom 2020 Composite Index℠ $10,000 $10,073 $9,915 $12,584 $12,802 $11,972 $13,254 $14,017 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class C (incl. contingent deferred sales charge) 3.11% 6.28% 4.03% Class C 4.11% 6.28% 4.03% Fidelity Freedom 2020 Composite Index℠ 5.76% 7.17% 5.26% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.60% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,119,385,662
Holdings Count | shares	48
Advisory Fees Paid, Amount	$ 2,100,429
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,119,385,662
Number of Holdings	48
Total Advisory Fee	$2,100,429
Portfolio Turnover	29%

Holdings [Text Block]	Bond Funds 50.8 Domestic Equity Funds 25.4 International Equity Funds 20.8 Short-Term Funds 2.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 50.8 Domestic Equity Funds - 25.4 International Equity Funds - 20.8 Short-Term Funds - 2.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Government Bond Index Fund 9.0 Fidelity Series Investment Grade Bond Fund 8.6 Fidelity Series Large Cap Value Index Fund 7.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.2 Fidelity Series Blue Chip Growth Fund 5.9 Fidelity Series Corporate Bond Fund 5.6 Fidelity Series Emerging Markets Opportunities Fund 5.6 Fidelity Series Investment Grade Securitized Fund 5.4 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 4.9 64.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2020 Fund℠ merged into Fidelity Freedom® Blend 2020 Fund on January 10, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2035 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2035 Fund
Class Name	Fidelity Freedom® Blend 2035 Fund Premier Class
Trading Symbol	FFBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 6, 2021 through March 31, 2025. Initial investment of $1,000,000,000. Premier Class $1,000,000,000 $1,006,450,796 $939,010,012 $1,099,024,598 $1,159,916,382 Fidelity Freedom 2035 Composite Index℠ $1,000,000,000 $1,021,979,150 $949,435,446 $1,104,524,139 $1,172,536,505 S&P 500® Index $1,000,000,000 $1,127,571,059 $1,040,427,377 $1,351,318,995 $1,462,825,686 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Premier Class 5.54% 3.79% Fidelity Freedom 2035 Composite Index℠ 6.16% 4.07% S&P 500® Index 8.25% 10.01% A From April 6, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 06, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,730,150,738
Holdings Count | shares	47
Advisory Fees Paid, Amount	$ 8,215,386
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$3,730,150,738
Number of Holdings	47
Total Advisory Fee	$8,215,386
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 39.8 International Equity Funds 30.5 Bond Funds 29.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.8 International Equity Funds - 30.5 Bond Funds - 29.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 11.4 Fidelity Series Blue Chip Growth Fund 9.2 Fidelity Series Emerging Markets Opportunities Fund 7.7 Fidelity Series Large Cap Growth Index Fund 5.8 Fidelity Series International Value Fund 5.5 Fidelity Series Large Cap Stock Fund 5.3 Fidelity Series Government Bond Index Fund 5.3 Fidelity Series Long-Term Treasury Bond Index Fund 5.2 Fidelity Series Investment Grade Bond Fund 5.0 Fidelity Series Overseas Fund 5.0 65.4
Fidelity Freedom Blend 2070 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2070 Fund
Class Name	Fidelity Freedom® Blend 2070 Fund Premier Class
Trading Symbol	FRCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period June 28, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class A	$ 20	0.26%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.26%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2025. Initial investment of $1,000,000,000. Premier Class $1,000,000,000 $1,036,767,123 Fidelity Freedom 2070 Composite Index℠ $1,000,000,000 $1,044,146,597 S&P 500® Index $1,000,000,000 $1,038,049,093 2024 2025
Net Assets	$ 8,728,243
Holdings Count | shares	22
Advisory Fees Paid, Amount	$ 5,431
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$8,728,243
Number of Holdings	22
Total Advisory Fee	$5,431
Portfolio Turnover	58%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.6 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.4 Fidelity Series Large Cap Growth Index Fund 7.7 Fidelity Series International Growth Fund 7.2 Fidelity Series Overseas Fund 7.1 Fidelity Series International Value Fund 7.1 Fidelity Series Large Cap Stock Fund 7.1 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Value Discovery Fund 5.3 85.5
Fidelity Freedom Blend 2060 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2060 Fund
Class Name	Fidelity Freedom® Blend 2060 Fund
Trading Symbol	FHANX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2060 Fund	$ 51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Fidelity Freedom® Blend 2060 Fund $10,000 $9,873 $8,851 $13,788 $14,244 $13,229 $16,013 $16,873 Fidelity Freedom 2060 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Freedom® Blend 2060 Fund 5.37% 13.77% 8.27% Fidelity Freedom 2060 Composite Index℠ 6.55% 13.39% 8.28% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 981,029,703
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 2,357,154
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$981,029,703
Number of Holdings	46
Total Advisory Fee	$2,357,154
Portfolio Turnover	17%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.3 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.3 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.2 Fidelity Series Blue Chip Growth Fund 12.3 Fidelity Series Emerging Markets Opportunities Fund 9.8 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 6.7 Fidelity Series International Growth Fund 6.7 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 82.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2015 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2015 Fund
Class Name	Fidelity Advisor Freedom® Blend 2015 Fund Class A
Trading Symbol	FJAUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,505 $9,279 $11,624 $11,598 $10,885 $11,818 $12,409 Fidelity Freedom 2015 Composite Index℠ $10,000 $10,107 $10,092 $12,336 $12,479 $11,773 $12,850 $13,583 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class A (incl. 5.75% sales charge) -1.04% 4.74% 3.33% Class A (without 5.75% sales charge) 4.99% 5.98% 4.27% Fidelity Freedom 2015 Composite Index℠ 5.70% 6.12% 4.76% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.60% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 329,457,908
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 575,071
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$329,457,908
Number of Holdings	45
Total Advisory Fee	$575,071
Portfolio Turnover	30%

Holdings [Text Block]	Bond Funds 57.1 Domestic Equity Funds 19.9 International Equity Funds 17.1 Short-Term Funds 5.4 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 57.1 Domestic Equity Funds - 19.9 International Equity Funds - 17.1 Short-Term Funds - 5.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 10.6 Fidelity Series Government Bond Index Fund 10.1 Fidelity Series Investment Grade Bond Fund 9.6 Fidelity Series Corporate Bond Fund 6.3 Fidelity Series Investment Grade Securitized Fund 6.0 Fidelity Series Large Cap Value Index Fund 5.7 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Emerging Markets Opportunities Fund 4.7 Fidelity Series Blue Chip Growth Fund 4.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.5 67.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2015 Fund℠ merged into Fidelity Freedom® Blend 2015 Fund on January 10, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2015 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2015 Fund
Class Name	Fidelity Freedom® Blend 2015 Fund Class K
Trading Symbol	FHEEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class K $10,000 $10,107 $9,902 $12,451 $12,470 $11,733 $12,789 $13,469 Fidelity Freedom 2015 Composite Index℠ $10,000 $10,107 $10,092 $12,336 $12,479 $11,773 $12,850 $13,583 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 5.32% 6.35% 4.63% Fidelity Freedom 2015 Composite Index℠ 5.70% 6.12% 4.76% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.60% A From August 31, 2018 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 329,457,908
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 575,071
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$329,457,908
Number of Holdings	45
Total Advisory Fee	$575,071
Portfolio Turnover	30%

Holdings [Text Block]	Bond Funds 57.1 Domestic Equity Funds 19.9 International Equity Funds 17.1 Short-Term Funds 5.4 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 57.1 Domestic Equity Funds - 19.9 International Equity Funds - 17.1 Short-Term Funds - 5.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 10.6 Fidelity Series Government Bond Index Fund 10.1 Fidelity Series Investment Grade Bond Fund 9.6 Fidelity Series Corporate Bond Fund 6.3 Fidelity Series Investment Grade Securitized Fund 6.0 Fidelity Series Large Cap Value Index Fund 5.7 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Emerging Markets Opportunities Fund 4.7 Fidelity Series Blue Chip Growth Fund 4.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.5 67.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2015 Fund℠ merged into Fidelity Freedom® Blend 2015 Fund on January 10, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2065 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2065 Fund
Class Name	Fidelity Advisor Freedom® Blend 2065 Fund Class Z
Trading Symbol	FAXGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2019 through March 31, 2025. Initial investment of $10,000. Class Z $10,000 $8,680 $13,529 $13,992 $13,017 $15,746 $16,608 Fidelity Freedom 2065 Composite Index℠ $10,000 $8,783 $13,174 $13,882 $12,862 $15,453 $16,465 S&P 500® Index $10,000 $8,918 $13,944 $16,126 $14,879 $19,326 $20,920 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 5.48% 13.86% 9.22% Fidelity Freedom 2065 Composite Index℠ 6.55% 13.39% 9.06% S&P 500® Index 8.25% 18.59% 13.70% A From June 28, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 322,329,695
Holdings Count | shares	42
Advisory Fees Paid, Amount	$ 736,284
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$322,329,695
Number of Holdings	42
Total Advisory Fee	$736,284
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.3 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.3 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.2 Fidelity Series Blue Chip Growth Fund 12.3 Fidelity Series Emerging Markets Opportunities Fund 9.8 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 6.7 Fidelity Series International Growth Fund 6.7 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 82.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2010 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2010 Fund
Class Name	Fidelity Advisor Freedom® Blend 2010 Fund Class M
Trading Symbol	FJAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 93	0.91%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,749 $9,645 $11,551 $11,443 $10,780 $11,501 $12,039 Fidelity Freedom 2010 Composite Index℠ $10,000 $10,147 $10,290 $12,077 $12,146 $11,556 $12,434 $13,135 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class M (incl. 3.50% sales charge) 1.01% 3.79% 2.86% Class M (without 3.50% sales charge) 4.67% 4.53% 3.42% Fidelity Freedom 2010 Composite Index℠ 5.64% 5.00% 4.23% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.60% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 153,037,514
Holdings Count | shares	43
Advisory Fees Paid, Amount	$ 228,285
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$153,037,514
Number of Holdings	43
Total Advisory Fee	$228,285
Portfolio Turnover	35%

Holdings [Text Block]	Bond Funds 63.3 Domestic Equity Funds 14.5 International Equity Funds 13.4 Short-Term Funds 8.3 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 63.3 Domestic Equity Funds - 14.5 International Equity Funds - 13.4 Short-Term Funds - 8.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.2 Fidelity Series Government Bond Index Fund 11.2 Fidelity Series Investment Grade Bond Fund 10.7 Fidelity Series Corporate Bond Fund 6.9 Fidelity Series Investment Grade Securitized Fund 6.7 Fidelity Series Treasury Bill Index Fund 5.1 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Large Cap Value Index Fund 4.1 Fidelity Series Emerging Markets Opportunities Fund 3.8 Fidelity Series Long-Term Treasury Bond Index Fund 3.4 73.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2010 Fund℠ merged into Fidelity Freedom® Blend 2010 Fund on January 10, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2050 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2050 Fund
Class Name	Fidelity Advisor Freedom® Blend 2050 Fund Class C
Trading Symbol	FHXEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 152	1.49%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class C $10,000 $9,811 $8,710 $13,432 $13,748 $12,640 $15,132 $15,797 Fidelity Freedom 2050 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class C (incl. contingent deferred sales charge) 3.40% 12.64% 7.19% Class C 4.40% 12.64% 7.19% Fidelity Freedom 2050 Composite Index℠ 6.55% 13.39% 8.28% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,738,305,346
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 6,720,479
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,738,305,346
Number of Holdings	46
Total Advisory Fee	$6,720,479
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.3 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.3 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.2 Fidelity Series Blue Chip Growth Fund 12.3 Fidelity Series Emerging Markets Opportunities Fund 9.8 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 6.7 Fidelity Series International Growth Fund 6.7 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 82.6
Fidelity Advisor Freedom Blend 2065 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2065 Fund
Class Name	Fidelity Advisor Freedom® Blend 2065 Fund Class C
Trading Symbol	FAXDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 153	1.49%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2019 through March 31, 2025. Initial investment of $10,000. Class C $10,000 $8,606 $13,272 $13,566 $12,487 $14,948 $15,590 Fidelity Freedom 2065 Composite Index℠ $10,000 $8,783 $13,174 $13,882 $12,862 $15,453 $16,465 S&P 500® Index $10,000 $8,918 $13,944 $16,126 $14,879 $19,326 $20,920 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class C (incl. contingent deferred sales charge) 3.29% 12.62% 8.03% Class C 4.29% 12.62% 8.03% Fidelity Freedom 2065 Composite Index℠ 6.55% 13.39% 9.06% S&P 500® Index 8.25% 18.59% 13.70% A From June 28, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 322,329,695
Holdings Count | shares	42
Advisory Fees Paid, Amount	$ 736,284
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$322,329,695
Number of Holdings	42
Total Advisory Fee	$736,284
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.3 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.3 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.2 Fidelity Series Blue Chip Growth Fund 12.3 Fidelity Series Emerging Markets Opportunities Fund 9.8 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 6.7 Fidelity Series International Growth Fund 6.7 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 82.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2055 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2055 Fund
Class Name	Fidelity Advisor Freedom® Blend 2055 Fund Class I
Trading Symbol	FHQEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class I $10,000 $9,873 $8,854 $13,798 $14,256 $13,249 $16,020 $16,886 Fidelity Freedom 2055 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class I 5.41% 13.78% 8.28% Fidelity Freedom 2055 Composite Index℠ 6.55% 13.39% 8.28% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,877,036,172
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 4,580,666
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,877,036,172
Number of Holdings	46
Total Advisory Fee	$4,580,666
Portfolio Turnover	17%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.3 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.3 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.2 Fidelity Series Blue Chip Growth Fund 12.3 Fidelity Series Emerging Markets Opportunities Fund 9.8 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 6.7 Fidelity Series International Growth Fund 6.7 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 82.6
Fidelity Advisor Freedom Blend 2025 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2025 Fund
Class Name	Fidelity Advisor Freedom® Blend 2025 Fund Class I
Trading Symbol	FJADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class I $10,000 $10,043 $9,595 $12,924 $13,027 $12,137 $13,610 $14,312 Fidelity Freedom 2025 Composite Index℠ $10,000 $10,043 $9,773 $12,764 $13,051 $12,167 $13,642 $14,434 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class I 5.16% 8.32% 5.60% Fidelity Freedom 2025 Composite Index℠ 5.81% 8.11% 5.73% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,345,441,806
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 4,808,548
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,345,441,806
Number of Holdings	46
Total Advisory Fee	$4,808,548
Portfolio Turnover	24%

Holdings [Text Block]	Bond Funds 45.2 Domestic Equity Funds 30.2 International Equity Funds 24.1 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 45.2 Domestic Equity Funds - 30.2 International Equity Funds - 24.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 10.0 Fidelity Series Large Cap Value Index Fund 8.6 Fidelity Series Government Bond Index Fund 7.8 Fidelity Series Investment Grade Bond Fund 7.4 Fidelity Series Blue Chip Growth Fund 6.9 Fidelity Series Emerging Markets Opportunities Fund 6.3 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Corporate Bond Fund 4.8 Fidelity Series Investment Grade Securitized Fund 4.6 Fidelity Series Large Cap Growth Index Fund 4.4 65.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2025 Fund℠ merged into Fidelity Freedom® Blend 2025 Fund on January 10, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2070 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2070 Fund
Class Name	Fidelity Advisor Freedom® Blend 2070 Fund Class I
Trading Symbol	FRCLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period June 28, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 38	0.49%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.49%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2025. Initial investment of $10,000. Class I $10,000 $10,344 Fidelity Freedom 2070 Composite Index℠ $10,000 $10,441 S&P 500® Index $10,000 $10,380 2024 2025
Net Assets	$ 8,728,243
Holdings Count | shares	22
Advisory Fees Paid, Amount	$ 5,431
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$8,728,243
Number of Holdings	22
Total Advisory Fee	$5,431
Portfolio Turnover	58%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.6 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.4 Fidelity Series Large Cap Growth Index Fund 7.7 Fidelity Series International Growth Fund 7.2 Fidelity Series Overseas Fund 7.1 Fidelity Series International Value Fund 7.1 Fidelity Series Large Cap Stock Fund 7.1 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Value Discovery Fund 5.3 85.5
Fidelity Advisor Freedom Blend 2050 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2050 Fund
Class Name	Fidelity Advisor Freedom® Blend 2050 Fund Class Z
Trading Symbol	FHVEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class Z $10,000 $9,872 $8,861 $13,830 $14,300 $13,289 $16,093 $16,988 Fidelity Freedom 2050 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 5.56% 13.90% 8.38% Fidelity Freedom 2050 Composite Index℠ 6.55% 13.39% 8.28% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,738,305,346
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 6,720,479
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,738,305,346
Number of Holdings	46
Total Advisory Fee	$6,720,479
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.3 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.3 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.2 Fidelity Series Blue Chip Growth Fund 12.3 Fidelity Series Emerging Markets Opportunities Fund 9.8 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 6.7 Fidelity Series International Growth Fund 6.7 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 82.6
Fidelity Advisor Freedom Blend Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend Income Fund
Class Name	Fidelity Advisor Freedom® Blend Income Fund Class M
Trading Symbol	FHALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend Income Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 93	0.91%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,820 $9,952 $11,112 $10,944 $10,412 $10,938 $11,450 Fidelity Freedom Income Composite Index℠ $10,000 $10,223 $10,623 $11,687 $11,652 $11,208 $11,896 $12,555 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class M (incl. 3.50% sales charge) 1.02% 2.11% 2.08% Class M (without 3.50% sales charge) 4.68% 2.84% 2.63% Fidelity Freedom Income Composite Index℠ 5.54% 3.40% 3.52% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.60% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 179,063,821
Holdings Count | shares	47
Advisory Fees Paid, Amount	$ 302,680
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$179,063,821
Number of Holdings	47
Total Advisory Fee	$302,680
Portfolio Turnover	39%

Holdings [Text Block]	Bond Funds 67.6 Domestic Equity Funds 11.0 International Equity Funds 10.8 Short-Term Funds 10.0 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 67.6 Domestic Equity Funds - 11.0 International Equity Funds - 10.8 Short-Term Funds - 10.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.0 Fidelity Series Government Bond Index Fund 12.0 Fidelity Series Investment Grade Bond Fund 11.4 Fidelity Series Corporate Bond Fund 7.4 Fidelity Series Investment Grade Securitized Fund 7.2 Fidelity Series Treasury Bill Index Fund 6.1 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Emerging Markets Opportunities Fund 3.3 Fidelity Series Long-Term Treasury Bond Index Fund 3.2 Fidelity Series Large Cap Value Index Fund 3.1 78.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Freedom® Blend 2005 Fund merged into Fidelity Freedom® Blend Income Fund on June 14, 2024.

Fidelity Simplicity RMD Income Fund℠ merged into Fidelity Freedom® Blend Income Fund on January 10, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2065 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2065 Fund
Class Name	Fidelity Freedom® Blend 2065 Fund Class K
Trading Symbol	FFBKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2019 through March 31, 2025. Initial investment of $10,000. Class K $10,000 $8,670 $13,524 $13,993 $13,019 $15,744 $16,606 Fidelity Freedom 2065 Composite Index℠ $10,000 $8,783 $13,174 $13,882 $12,862 $15,453 $16,465 S&P 500® Index $10,000 $8,918 $13,944 $16,126 $14,879 $19,326 $20,920 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 5.48% 13.88% 9.22% Fidelity Freedom 2065 Composite Index℠ 6.55% 13.39% 9.06% S&P 500® Index 8.25% 18.59% 13.70% A From June 28, 2019 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 322,329,695
Holdings Count | shares	42
Advisory Fees Paid, Amount	$ 736,284
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$322,329,695
Number of Holdings	42
Total Advisory Fee	$736,284
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.3 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.3 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.2 Fidelity Series Blue Chip Growth Fund 12.3 Fidelity Series Emerging Markets Opportunities Fund 9.8 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 6.7 Fidelity Series International Growth Fund 6.7 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 82.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2025 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2025 Fund
Class Name	Fidelity Advisor Freedom® Blend 2025 Fund Class Z
Trading Symbol	FJABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class Z $10,000 $10,047 $9,614 $12,952 $13,082 $12,188 $13,690 $14,398 Fidelity Freedom 2025 Composite Index℠ $10,000 $10,043 $9,773 $12,764 $13,051 $12,167 $13,642 $14,434 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 5.18% 8.41% 5.69% Fidelity Freedom 2025 Composite Index℠ 5.81% 8.11% 5.73% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,345,441,806
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 4,808,548
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,345,441,806
Number of Holdings	46
Total Advisory Fee	$4,808,548
Portfolio Turnover	24%

Holdings [Text Block]	Bond Funds 45.2 Domestic Equity Funds 30.2 International Equity Funds 24.1 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 45.2 Domestic Equity Funds - 30.2 International Equity Funds - 24.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 10.0 Fidelity Series Large Cap Value Index Fund 8.6 Fidelity Series Government Bond Index Fund 7.8 Fidelity Series Investment Grade Bond Fund 7.4 Fidelity Series Blue Chip Growth Fund 6.9 Fidelity Series Emerging Markets Opportunities Fund 6.3 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Corporate Bond Fund 4.8 Fidelity Series Investment Grade Securitized Fund 4.6 Fidelity Series Large Cap Growth Index Fund 4.4 65.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2025 Fund℠ merged into Fidelity Freedom® Blend 2025 Fund on January 10, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2070 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2070 Fund
Class Name	Fidelity Advisor Freedom® Blend 2070 Fund Class M
Trading Symbol	FRCJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period June 28, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 76	0.99%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.99%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,950 Fidelity Freedom 2070 Composite Index℠ $10,000 $10,441 S&P 500® Index $10,000 $10,380 2024 2025
Net Assets	$ 8,728,243
Holdings Count | shares	22
Advisory Fees Paid, Amount	$ 5,431
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$8,728,243
Number of Holdings	22
Total Advisory Fee	$5,431
Portfolio Turnover	58%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.6 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.4 Fidelity Series Large Cap Growth Index Fund 7.7 Fidelity Series International Growth Fund 7.2 Fidelity Series Overseas Fund 7.1 Fidelity Series International Value Fund 7.1 Fidelity Series Large Cap Stock Fund 7.1 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Value Discovery Fund 5.3 85.5
Fidelity Freedom Blend 2020 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2020 Fund
Class Name	Fidelity Freedom® Blend 2020 Fund Premier Class
Trading Symbol	FFBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 22	0.21%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 6, 2021 through March 31, 2025. Initial investment of $1,000,000,000. Premier Class $1,000,000,000 $993,083,991 $929,076,701 $1,029,235,418 $1,084,912,117 Fidelity Freedom 2020 Composite Index℠ $1,000,000,000 $1,003,570,704 $938,474,776 $1,038,976,976 $1,098,827,110 Bloomberg U.S. Aggregate Bond Index $1,000,000,000 $953,978,249 $908,346,598 $923,769,593 $968,845,888 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Premier Class 5.41% 2.07% Fidelity Freedom 2020 Composite Index℠ 5.76% 2.39% Bloomberg U.S. Aggregate Bond Index 4.88% -0.79% A From April 6, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 06, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,119,385,662
Holdings Count | shares	48
Advisory Fees Paid, Amount	$ 2,100,429
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,119,385,662
Number of Holdings	48
Total Advisory Fee	$2,100,429
Portfolio Turnover	29%

Holdings [Text Block]	Bond Funds 50.8 Domestic Equity Funds 25.4 International Equity Funds 20.8 Short-Term Funds 2.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 50.8 Domestic Equity Funds - 25.4 International Equity Funds - 20.8 Short-Term Funds - 2.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Government Bond Index Fund 9.0 Fidelity Series Investment Grade Bond Fund 8.6 Fidelity Series Large Cap Value Index Fund 7.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.2 Fidelity Series Blue Chip Growth Fund 5.9 Fidelity Series Corporate Bond Fund 5.6 Fidelity Series Emerging Markets Opportunities Fund 5.6 Fidelity Series Investment Grade Securitized Fund 5.4 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 4.9 64.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2020 Fund℠ merged into Fidelity Freedom® Blend 2020 Fund on January 10, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2025 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2025 Fund
Class Name	Fidelity Freedom® Blend 2025 Fund Premier Class
Trading Symbol	FFBNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 23	0.22%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 6, 2021 through March 31, 2025. Initial investment of $1,000,000,000. Premier Class $1,000,000,000 $995,651,184 $929,242,504 $1,044,611,715 $1,100,226,931 Fidelity Freedom 2025 Composite Index℠ $1,000,000,000 $1,007,265,552 $939,047,637 $1,052,839,636 $1,113,960,406 S&P 500® Index $1,000,000,000 $1,127,571,059 $1,040,427,377 $1,351,318,995 $1,462,825,686 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Premier Class 5.32% 2.43% Fidelity Freedom 2025 Composite Index℠ 5.81% 2.74% S&P 500® Index 8.25% 10.01% A From April 6, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 06, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,345,441,806
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 4,808,548
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,345,441,806
Number of Holdings	46
Total Advisory Fee	$4,808,548
Portfolio Turnover	24%

Holdings [Text Block]	Bond Funds 45.2 Domestic Equity Funds 30.2 International Equity Funds 24.1 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 45.2 Domestic Equity Funds - 30.2 International Equity Funds - 24.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 10.0 Fidelity Series Large Cap Value Index Fund 8.6 Fidelity Series Government Bond Index Fund 7.8 Fidelity Series Investment Grade Bond Fund 7.4 Fidelity Series Blue Chip Growth Fund 6.9 Fidelity Series Emerging Markets Opportunities Fund 6.3 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Corporate Bond Fund 4.8 Fidelity Series Investment Grade Securitized Fund 4.6 Fidelity Series Large Cap Growth Index Fund 4.4 65.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2025 Fund℠ merged into Fidelity Freedom® Blend 2025 Fund on January 10, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2015 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2015 Fund
Class Name	Fidelity Advisor Freedom® Blend 2015 Fund Class C
Trading Symbol	FJASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 145	1.42%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class C $10,000 $10,043 $9,738 $12,102 $11,989 $11,160 $12,025 $12,533 Fidelity Freedom 2015 Composite Index℠ $10,000 $10,107 $10,092 $12,336 $12,479 $11,773 $12,850 $13,583 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class C (incl. contingent deferred sales charge) 3.22% 5.18% 3.49% Class C 4.22% 5.18% 3.49% Fidelity Freedom 2015 Composite Index℠ 5.70% 6.12% 4.76% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.60% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 329,457,908
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 575,071
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$329,457,908
Number of Holdings	45
Total Advisory Fee	$575,071
Portfolio Turnover	30%

Holdings [Text Block]	Bond Funds 57.1 Domestic Equity Funds 19.9 International Equity Funds 17.1 Short-Term Funds 5.4 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 57.1 Domestic Equity Funds - 19.9 International Equity Funds - 17.1 Short-Term Funds - 5.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 10.6 Fidelity Series Government Bond Index Fund 10.1 Fidelity Series Investment Grade Bond Fund 9.6 Fidelity Series Corporate Bond Fund 6.3 Fidelity Series Investment Grade Securitized Fund 6.0 Fidelity Series Large Cap Value Index Fund 5.7 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Emerging Markets Opportunities Fund 4.7 Fidelity Series Blue Chip Growth Fund 4.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.5 67.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2015 Fund℠ merged into Fidelity Freedom® Blend 2015 Fund on January 10, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2055 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2055 Fund
Class Name	Fidelity Advisor Freedom® Blend 2055 Fund Class Z
Trading Symbol	FHPEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class Z $10,000 $9,877 $8,867 $13,834 $14,307 $13,311 $16,106 $16,998 Fidelity Freedom 2055 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 5.54% 13.90% 8.39% Fidelity Freedom 2055 Composite Index℠ 6.55% 13.39% 8.28% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,877,036,172
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 4,580,666
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,877,036,172
Number of Holdings	46
Total Advisory Fee	$4,580,666
Portfolio Turnover	17%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.3 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.3 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.2 Fidelity Series Blue Chip Growth Fund 12.3 Fidelity Series Emerging Markets Opportunities Fund 9.8 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 6.7 Fidelity Series International Growth Fund 6.7 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 82.6
Fidelity Freedom Blend 2065 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2065 Fund
Class Name	Fidelity Freedom® Blend 2065 Fund
Trading Symbol	FFBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2065 Fund	$ 51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2019 through March 31, 2025. Initial investment of $10,000. Fidelity Freedom® Blend 2065 Fund $10,000 $8,672 $13,502 $13,953 $12,969 $15,676 $16,523 Fidelity Freedom 2065 Composite Index℠ $10,000 $8,783 $13,174 $13,882 $12,862 $15,453 $16,465 S&P 500® Index $10,000 $8,918 $13,944 $16,126 $14,879 $19,326 $20,920 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Freedom® Blend 2065 Fund 5.41% 13.76% 9.13% Fidelity Freedom 2065 Composite Index℠ 6.55% 13.39% 9.06% S&P 500® Index 8.25% 18.59% 13.70% A From June 28, 2019 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 322,329,695
Holdings Count | shares	42
Advisory Fees Paid, Amount	$ 736,284
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$322,329,695
Number of Holdings	42
Total Advisory Fee	$736,284
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.3 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.3 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.2 Fidelity Series Blue Chip Growth Fund 12.3 Fidelity Series Emerging Markets Opportunities Fund 9.8 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 6.7 Fidelity Series International Growth Fund 6.7 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 82.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2055 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2055 Fund
Class Name	Fidelity Advisor Freedom® Blend 2055 Fund Class M
Trading Symbol	FHTEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 102	0.99%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,501 $8,481 $13,142 $13,501 $12,489 $15,030 $15,749 Fidelity Freedom 2055 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class M (incl. 3.50% sales charge) 1.12% 12.37% 7.14% Class M (without 3.50% sales charge) 4.79% 13.18% 7.72% Fidelity Freedom 2055 Composite Index℠ 6.55% 13.39% 8.28% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,877,036,172
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 4,580,666
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,877,036,172
Number of Holdings	46
Total Advisory Fee	$4,580,666
Portfolio Turnover	17%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.3 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.3 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.2 Fidelity Series Blue Chip Growth Fund 12.3 Fidelity Series Emerging Markets Opportunities Fund 9.8 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 6.7 Fidelity Series International Growth Fund 6.7 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 82.6
Fidelity Freedom Blend 2060 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2060 Fund
Class Name	Fidelity Freedom® Blend 2060 Fund Class K6
Trading Symbol	FHCDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class K6 $10,000 $9,876 $8,876 $13,862 $14,347 $13,359 $16,189 $17,095 Fidelity Freedom 2060 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 5.60% 14.01% 8.49% Fidelity Freedom 2060 Composite Index℠ 6.55% 13.39% 8.28% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 981,029,703
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 2,357,154
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$981,029,703
Number of Holdings	46
Total Advisory Fee	$2,357,154
Portfolio Turnover	17%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.3 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.3 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.2 Fidelity Series Blue Chip Growth Fund 12.3 Fidelity Series Emerging Markets Opportunities Fund 9.8 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 6.7 Fidelity Series International Growth Fund 6.7 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 82.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend Income Fund
Class Name	Fidelity Advisor Freedom® Blend Income Fund Class C
Trading Symbol	FHAKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend Income Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 144	1.41%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class C $10,000 $10,145 $10,232 $11,368 $11,136 $10,548 $11,019 $11,478 Fidelity Freedom Income Composite Index℠ $10,000 $10,223 $10,623 $11,687 $11,652 $11,208 $11,896 $12,555 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class C (incl. contingent deferred sales charge) 3.17% 2.33% 2.12% Class C 4.17% 2.33% 2.12% Fidelity Freedom Income Composite Index℠ 5.54% 3.40% 3.52% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.60% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 179,063,821
Holdings Count | shares	47
Advisory Fees Paid, Amount	$ 302,680
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$179,063,821
Number of Holdings	47
Total Advisory Fee	$302,680
Portfolio Turnover	39%

Holdings [Text Block]	Bond Funds 67.6 Domestic Equity Funds 11.0 International Equity Funds 10.8 Short-Term Funds 10.0 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 67.6 Domestic Equity Funds - 11.0 International Equity Funds - 10.8 Short-Term Funds - 10.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.0 Fidelity Series Government Bond Index Fund 12.0 Fidelity Series Investment Grade Bond Fund 11.4 Fidelity Series Corporate Bond Fund 7.4 Fidelity Series Investment Grade Securitized Fund 7.2 Fidelity Series Treasury Bill Index Fund 6.1 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Emerging Markets Opportunities Fund 3.3 Fidelity Series Long-Term Treasury Bond Index Fund 3.2 Fidelity Series Large Cap Value Index Fund 3.1 78.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Freedom® Blend 2005 Fund merged into Fidelity Freedom® Blend Income Fund on June 14, 2024.

Fidelity Simplicity RMD Income Fund℠ merged into Fidelity Freedom® Blend Income Fund on January 10, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2025 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2025 Fund
Class Name	Fidelity Advisor Freedom® Blend 2025 Fund Class C
Trading Symbol	FJAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 148	1.45%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class C $10,000 $9,988 $9,444 $12,596 $12,576 $11,586 $12,877 $13,402 Fidelity Freedom 2025 Composite Index℠ $10,000 $10,043 $9,773 $12,764 $13,051 $12,167 $13,642 $14,434 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class C (incl. contingent deferred sales charge) 3.08% 7.25% 4.55% Class C 4.08% 7.25% 4.55% Fidelity Freedom 2025 Composite Index℠ 5.81% 8.11% 5.73% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,345,441,806
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 4,808,548
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,345,441,806
Number of Holdings	46
Total Advisory Fee	$4,808,548
Portfolio Turnover	24%

Holdings [Text Block]	Bond Funds 45.2 Domestic Equity Funds 30.2 International Equity Funds 24.1 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 45.2 Domestic Equity Funds - 30.2 International Equity Funds - 24.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 10.0 Fidelity Series Large Cap Value Index Fund 8.6 Fidelity Series Government Bond Index Fund 7.8 Fidelity Series Investment Grade Bond Fund 7.4 Fidelity Series Blue Chip Growth Fund 6.9 Fidelity Series Emerging Markets Opportunities Fund 6.3 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Corporate Bond Fund 4.8 Fidelity Series Investment Grade Securitized Fund 4.6 Fidelity Series Large Cap Growth Index Fund 4.4 65.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2025 Fund℠ merged into Fidelity Freedom® Blend 2025 Fund on January 10, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2035 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2035 Fund
Class Name	Fidelity Advisor Freedom® Blend 2035 Fund Class A
Trading Symbol	FHJGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,314 $8,486 $12,683 $12,961 $12,024 $14,009 $14,713 Fidelity Freedom 2035 Composite Index℠ $10,000 $9,897 $9,181 $13,259 $13,817 $12,836 $14,933 $15,853 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class A (incl. 5.75% sales charge) -1.02% 10.32% 6.04% Class A (without 5.75% sales charge) 5.02% 11.63% 7.00% Fidelity Freedom 2035 Composite Index℠ 6.16% 11.54% 7.25% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,730,150,738
Holdings Count | shares	47
Advisory Fees Paid, Amount	$ 8,215,386
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$3,730,150,738
Number of Holdings	47
Total Advisory Fee	$8,215,386
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 39.8 International Equity Funds 30.5 Bond Funds 29.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.8 International Equity Funds - 30.5 Bond Funds - 29.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 11.4 Fidelity Series Blue Chip Growth Fund 9.2 Fidelity Series Emerging Markets Opportunities Fund 7.7 Fidelity Series Large Cap Growth Index Fund 5.8 Fidelity Series International Value Fund 5.5 Fidelity Series Large Cap Stock Fund 5.3 Fidelity Series Government Bond Index Fund 5.3 Fidelity Series Long-Term Treasury Bond Index Fund 5.2 Fidelity Series Investment Grade Bond Fund 5.0 Fidelity Series Overseas Fund 5.0 65.4
Fidelity Advisor Freedom Blend 2045 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2045 Fund
Class Name	Fidelity Advisor Freedom® Blend 2045 Fund Class Z
Trading Symbol	FHBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class Z $10,000 $9,865 $8,868 $13,831 $14,297 $13,296 $16,107 $16,994 Fidelity Freedom 2045 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 5.51% 13.89% 8.39% Fidelity Freedom 2045 Composite Index℠ 6.55% 13.39% 8.28% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,121,512,026
Holdings Count | shares	47
Advisory Fees Paid, Amount	$ 7,494,708
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$3,121,512,026
Number of Holdings	47
Total Advisory Fee	$7,494,708
Portfolio Turnover	17%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.3 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.3 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.2 Fidelity Series Blue Chip Growth Fund 12.3 Fidelity Series Emerging Markets Opportunities Fund 9.8 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 6.7 Fidelity Series International Growth Fund 6.7 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 82.6
Fidelity Freedom Blend 2020 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2020 Fund
Class Name	Fidelity Freedom® Blend 2020 Fund Class K6
Trading Symbol	FHNDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class K6 $10,000 $10,077 $9,753 $12,766 $12,853 $12,023 $13,326 $14,042 Fidelity Freedom 2020 Composite Index℠ $10,000 $10,073 $9,915 $12,584 $12,802 $11,972 $13,254 $14,017 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 5.37% 7.56% 5.29% Fidelity Freedom 2020 Composite Index℠ 5.76% 7.17% 5.26% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.60% A From August 31, 2018 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,119,385,662
Holdings Count | shares	48
Advisory Fees Paid, Amount	$ 2,100,429
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,119,385,662
Number of Holdings	48
Total Advisory Fee	$2,100,429
Portfolio Turnover	29%

Holdings [Text Block]	Bond Funds 50.8 Domestic Equity Funds 25.4 International Equity Funds 20.8 Short-Term Funds 2.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 50.8 Domestic Equity Funds - 25.4 International Equity Funds - 20.8 Short-Term Funds - 2.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Government Bond Index Fund 9.0 Fidelity Series Investment Grade Bond Fund 8.6 Fidelity Series Large Cap Value Index Fund 7.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.2 Fidelity Series Blue Chip Growth Fund 5.9 Fidelity Series Corporate Bond Fund 5.6 Fidelity Series Emerging Markets Opportunities Fund 5.6 Fidelity Series Investment Grade Securitized Fund 5.4 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 4.9 64.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.

Fidelity Simplicity RMD 2020 Fund℠ merged into Fidelity Freedom® Blend 2020 Fund on January 10, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2015 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2015 Fund
Class Name	Fidelity Advisor Freedom® Blend 2015 Fund Class I
Trading Symbol	FJAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class I $10,000 $10,104 $9,893 $12,421 $12,417 $11,680 $12,720 $13,387 Fidelity Freedom 2015 Composite Index℠ $10,000 $10,107 $10,092 $12,336 $12,479 $11,773 $12,850 $13,583 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class I 5.24% 6.24% 4.53% Fidelity Freedom 2015 Composite Index℠ 5.70% 6.12% 4.76% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.60% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 329,457,908
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 575,071
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$329,457,908
Number of Holdings	45
Total Advisory Fee	$575,071
Portfolio Turnover	30%

Holdings [Text Block]	Bond Funds 57.1 Domestic Equity Funds 19.9 International Equity Funds 17.1 Short-Term Funds 5.4 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 57.1 Domestic Equity Funds - 19.9 International Equity Funds - 17.1 Short-Term Funds - 5.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 10.6 Fidelity Series Government Bond Index Fund 10.1 Fidelity Series Investment Grade Bond Fund 9.6 Fidelity Series Corporate Bond Fund 6.3 Fidelity Series Investment Grade Securitized Fund 6.0 Fidelity Series Large Cap Value Index Fund 5.7 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Emerging Markets Opportunities Fund 4.7 Fidelity Series Blue Chip Growth Fund 4.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.5 67.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2015 Fund℠ merged into Fidelity Freedom® Blend 2015 Fund on January 10, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend Income Fund
Class Name	Fidelity Freedom® Blend Income Fund
Trading Symbol	FHBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend Income Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend Income Fund	$ 43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Fidelity Freedom® Blend Income Fund $10,000 $10,204 $10,391 $11,667 $11,550 $11,047 $11,654 $12,253 Fidelity Freedom Income Composite Index℠ $10,000 $10,223 $10,623 $11,687 $11,652 $11,208 $11,896 $12,555 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Freedom® Blend Income Fund 5.14% 3.35% 3.13% Fidelity Freedom Income Composite Index℠ 5.54% 3.40% 3.52% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.60% A From August 31, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 179,063,821
Holdings Count | shares	47
Advisory Fees Paid, Amount	$ 302,680
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$179,063,821
Number of Holdings	47
Total Advisory Fee	$302,680
Portfolio Turnover	39%

Holdings [Text Block]	Bond Funds 67.6 Domestic Equity Funds 11.0 International Equity Funds 10.8 Short-Term Funds 10.0 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 67.6 Domestic Equity Funds - 11.0 International Equity Funds - 10.8 Short-Term Funds - 10.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.0 Fidelity Series Government Bond Index Fund 12.0 Fidelity Series Investment Grade Bond Fund 11.4 Fidelity Series Corporate Bond Fund 7.4 Fidelity Series Investment Grade Securitized Fund 7.2 Fidelity Series Treasury Bill Index Fund 6.1 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Emerging Markets Opportunities Fund 3.3 Fidelity Series Long-Term Treasury Bond Index Fund 3.2 Fidelity Series Large Cap Value Index Fund 3.1 78.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Freedom® Blend 2005 Fund merged into Fidelity Freedom® Blend Income Fund on June 14, 2024.

Fidelity Simplicity RMD Income Fund℠ merged into Fidelity Freedom® Blend Income Fund on January 10, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2015 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2015 Fund
Class Name	Fidelity Freedom® Blend 2015 Fund Premier Class
Trading Symbol	FFBJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 6, 2021 through March 31, 2025. Initial investment of $1,000,000,000. Premier Class $1,000,000,000 $991,183,850 $934,038,301 $1,019,087,682 $1,074,766,662 Fidelity Freedom 2015 Composite Index℠ $1,000,000,000 $999,709,906 $943,175,512 $1,029,444,278 $1,088,151,217 Bloomberg U.S. Aggregate Bond Index $1,000,000,000 $953,978,249 $908,346,598 $923,769,593 $968,845,888 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Premier Class 5.46% 1.83% Fidelity Freedom 2015 Composite Index℠ 5.70% 2.14% Bloomberg U.S. Aggregate Bond Index 4.88% -0.79% A From April 6, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 06, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 329,457,908
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 575,071
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$329,457,908
Number of Holdings	45
Total Advisory Fee	$575,071
Portfolio Turnover	30%

Holdings [Text Block]	Bond Funds 57.1 Domestic Equity Funds 19.9 International Equity Funds 17.1 Short-Term Funds 5.4 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 57.1 Domestic Equity Funds - 19.9 International Equity Funds - 17.1 Short-Term Funds - 5.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 10.6 Fidelity Series Government Bond Index Fund 10.1 Fidelity Series Investment Grade Bond Fund 9.6 Fidelity Series Corporate Bond Fund 6.3 Fidelity Series Investment Grade Securitized Fund 6.0 Fidelity Series Large Cap Value Index Fund 5.7 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Emerging Markets Opportunities Fund 4.7 Fidelity Series Blue Chip Growth Fund 4.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.5 67.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2015 Fund℠ merged into Fidelity Freedom® Blend 2015 Fund on January 10, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2020 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2020 Fund
Class Name	Fidelity Advisor Freedom® Blend 2020 Fund Class A
Trading Symbol	FJAOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,476 $9,130 $11,894 $11,917 $11,092 $12,245 $12,847 Fidelity Freedom 2020 Composite Index℠ $10,000 $10,073 $9,915 $12,584 $12,802 $11,972 $13,254 $14,017 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class A (incl. 5.75% sales charge) -1.12% 5.81% 3.88% Class A (without 5.75% sales charge) 4.91% 7.07% 4.82% Fidelity Freedom 2020 Composite Index℠ 5.76% 7.17% 5.26% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.60% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,119,385,662
Holdings Count | shares	48
Advisory Fees Paid, Amount	$ 2,100,429
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,119,385,662
Number of Holdings	48
Total Advisory Fee	$2,100,429
Portfolio Turnover	29%

Holdings [Text Block]	Bond Funds 50.8 Domestic Equity Funds 25.4 International Equity Funds 20.8 Short-Term Funds 2.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 50.8 Domestic Equity Funds - 25.4 International Equity Funds - 20.8 Short-Term Funds - 2.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Government Bond Index Fund 9.0 Fidelity Series Investment Grade Bond Fund 8.6 Fidelity Series Large Cap Value Index Fund 7.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.2 Fidelity Series Blue Chip Growth Fund 5.9 Fidelity Series Corporate Bond Fund 5.6 Fidelity Series Emerging Markets Opportunities Fund 5.6 Fidelity Series Investment Grade Securitized Fund 5.4 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 4.9 64.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2020 Fund℠ merged into Fidelity Freedom® Blend 2020 Fund on January 10, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend Income Fund
Class Name	Fidelity Advisor Freedom® Blend Income Fund Class A
Trading Symbol	FHAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend Income Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,605 $9,759 $10,924 $10,782 $10,287 $10,837 $11,372 Fidelity Freedom Income Composite Index℠ $10,000 $10,223 $10,623 $11,687 $11,652 $11,208 $11,896 $12,555 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class A (incl. 5.75% sales charge) -1.10% 1.89% 1.97% Class A (without 5.75% sales charge) 4.94% 3.11% 2.89% Fidelity Freedom Income Composite Index℠ 5.54% 3.40% 3.52% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.60% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 179,063,821
Holdings Count | shares	47
Advisory Fees Paid, Amount	$ 302,680
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$179,063,821
Number of Holdings	47
Total Advisory Fee	$302,680
Portfolio Turnover	39%

Holdings [Text Block]	Bond Funds 67.6 Domestic Equity Funds 11.0 International Equity Funds 10.8 Short-Term Funds 10.0 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 67.6 Domestic Equity Funds - 11.0 International Equity Funds - 10.8 Short-Term Funds - 10.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.0 Fidelity Series Government Bond Index Fund 12.0 Fidelity Series Investment Grade Bond Fund 11.4 Fidelity Series Corporate Bond Fund 7.4 Fidelity Series Investment Grade Securitized Fund 7.2 Fidelity Series Treasury Bill Index Fund 6.1 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Emerging Markets Opportunities Fund 3.3 Fidelity Series Long-Term Treasury Bond Index Fund 3.2 Fidelity Series Large Cap Value Index Fund 3.1 78.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Freedom® Blend 2005 Fund merged into Fidelity Freedom® Blend Income Fund on June 14, 2024.

Fidelity Simplicity RMD Income Fund℠ merged into Fidelity Freedom® Blend Income Fund on January 10, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2050 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2050 Fund
Class Name	Fidelity Advisor Freedom® Blend 2050 Fund Class M
Trading Symbol	FHYEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 102	0.99%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,495 $8,470 $13,131 $13,495 $12,481 $15,011 $15,746 Fidelity Freedom 2050 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class M (incl. 3.50% sales charge) 1.22% 12.40% 7.14% Class M (without 3.50% sales charge) 4.90% 13.20% 7.72% Fidelity Freedom 2050 Composite Index℠ 6.55% 13.39% 8.28% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,738,305,346
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 6,720,479
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,738,305,346
Number of Holdings	46
Total Advisory Fee	$6,720,479
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.3 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.3 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.2 Fidelity Series Blue Chip Growth Fund 12.3 Fidelity Series Emerging Markets Opportunities Fund 9.8 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 6.7 Fidelity Series International Growth Fund 6.7 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 82.6
Fidelity Advisor Freedom Blend 2040 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2040 Fund
Class Name	Fidelity Advisor Freedom® Blend 2040 Fund Class C
Trading Symbol	FHZEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 151	1.48%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class C $10,000 $9,812 $8,723 $13,453 $13,747 $12,641 $15,017 $15,673 Fidelity Freedom 2040 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,229 $13,178 $15,712 $16,727 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class C (incl. contingent deferred sales charge) 3.37% 12.43% 7.06% Class C 4.37% 12.43% 7.06% Fidelity Freedom 2040 Composite Index℠ 6.46% 13.19% 8.13% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,500,264,753
Holdings Count | shares	47
Advisory Fees Paid, Amount	$ 8,219,731
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$3,500,264,753
Number of Holdings	47
Total Advisory Fee	$8,219,731
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 48.7 International Equity Funds 36.5 Bond Funds 14.3 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.7 International Equity Funds - 36.5 Bond Funds - 14.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.0 Fidelity Series Blue Chip Growth Fund 11.2 Fidelity Series Emerging Markets Opportunities Fund 9.2 Fidelity Series Large Cap Growth Index Fund 7.1 Fidelity Series Large Cap Stock Fund 6.6 Fidelity Series International Value Fund 6.5 Fidelity Series Overseas Fund 6.1 Fidelity Series International Growth Fund 6.1 Fidelity Series Long-Term Treasury Bond Index Fund 5.3 Fidelity Series Value Discovery Fund 5.0 77.1
Fidelity Advisor Freedom Blend 2060 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2060 Fund
Class Name	Fidelity Advisor Freedom® Blend 2060 Fund Class M
Trading Symbol	FHMEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 101	0.99%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,496 $8,471 $13,135 $13,502 $12,482 $15,021 $15,747 Fidelity Freedom 2060 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class M (incl. 3.50% sales charge) 1.16% 12.40% 7.14% Class M (without 3.50% sales charge) 4.83% 13.20% 7.72% Fidelity Freedom 2060 Composite Index℠ 6.55% 13.39% 8.28% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 981,029,703
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 2,357,154
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$981,029,703
Number of Holdings	46
Total Advisory Fee	$2,357,154
Portfolio Turnover	17%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.3 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.3 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.2 Fidelity Series Blue Chip Growth Fund 12.3 Fidelity Series Emerging Markets Opportunities Fund 9.8 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 6.7 Fidelity Series International Growth Fund 6.7 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 82.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2050 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2050 Fund
Class Name	Fidelity Advisor Freedom® Blend 2050 Fund Class A
Trading Symbol	FHJKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,284 $8,310 $12,917 $13,301 $12,335 $14,878 $15,642 Fidelity Freedom 2050 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class A (incl. 5.75% sales charge) -0.91% 12.15% 7.03% Class A (without 5.75% sales charge) 5.14% 13.48% 8.00% Fidelity Freedom 2050 Composite Index℠ 6.55% 13.39% 8.28% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,738,305,346
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 6,720,479
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,738,305,346
Number of Holdings	46
Total Advisory Fee	$6,720,479
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.3 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.3 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.2 Fidelity Series Blue Chip Growth Fund 12.3 Fidelity Series Emerging Markets Opportunities Fund 9.8 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 6.7 Fidelity Series International Growth Fund 6.7 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 82.6
Fidelity Advisor Freedom Blend 2070 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2070 Fund
Class Name	Fidelity Advisor Freedom® Blend 2070 Fund Class Z
Trading Symbol	FRCNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period June 28, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 30	0.39%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.39%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2025. Initial investment of $10,000. Class Z $10,000 $10,352 Fidelity Freedom 2070 Composite Index℠ $10,000 $10,441 S&P 500® Index $10,000 $10,380 2024 2025
Net Assets	$ 8,728,243
Holdings Count | shares	22
Advisory Fees Paid, Amount	$ 5,431
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$8,728,243
Number of Holdings	22
Total Advisory Fee	$5,431
Portfolio Turnover	58%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.6 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.4 Fidelity Series Large Cap Growth Index Fund 7.7 Fidelity Series International Growth Fund 7.2 Fidelity Series Overseas Fund 7.1 Fidelity Series International Value Fund 7.1 Fidelity Series Large Cap Stock Fund 7.1 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Value Discovery Fund 5.3 85.5
Fidelity Advisor Freedom Blend 2015 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2015 Fund
Class Name	Fidelity Advisor Freedom® Blend 2015 Fund Class M
Trading Symbol	FJATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 94	0.92%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,714 $9,472 $11,826 $11,778 $11,014 $11,937 $12,498 Fidelity Freedom 2015 Composite Index℠ $10,000 $10,107 $10,092 $12,336 $12,479 $11,773 $12,850 $13,583 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class M (incl. 3.50% sales charge) 1.03% 4.95% 3.44% Class M (without 3.50% sales charge) 4.69% 5.70% 4.01% Fidelity Freedom 2015 Composite Index℠ 5.70% 6.12% 4.76% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.60% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 329,457,908
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 575,071
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$329,457,908
Number of Holdings	45
Total Advisory Fee	$575,071
Portfolio Turnover	30%

Holdings [Text Block]	Bond Funds 57.1 Domestic Equity Funds 19.9 International Equity Funds 17.1 Short-Term Funds 5.4 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 57.1 Domestic Equity Funds - 19.9 International Equity Funds - 17.1 Short-Term Funds - 5.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 10.6 Fidelity Series Government Bond Index Fund 10.1 Fidelity Series Investment Grade Bond Fund 9.6 Fidelity Series Corporate Bond Fund 6.3 Fidelity Series Investment Grade Securitized Fund 6.0 Fidelity Series Large Cap Value Index Fund 5.7 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Emerging Markets Opportunities Fund 4.7 Fidelity Series Blue Chip Growth Fund 4.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.5 67.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2015 Fund℠ merged into Fidelity Freedom® Blend 2015 Fund on January 10, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2065 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2065 Fund
Class Name	Fidelity Advisor Freedom® Blend 2065 Fund Class M
Trading Symbol	FAXEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 102	0.99%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2019 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $8,338 $12,916 $13,272 $12,277 $14,763 $15,485 Fidelity Freedom 2065 Composite Index℠ $10,000 $8,783 $13,174 $13,882 $12,862 $15,453 $16,465 S&P 500® Index $10,000 $8,918 $13,944 $16,126 $14,879 $19,326 $20,920 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class M (incl. 3.50% sales charge) 1.22% 12.38% 7.90% Class M (without 3.50% sales charge) 4.89% 13.18% 8.57% Fidelity Freedom 2065 Composite Index℠ 6.55% 13.39% 9.06% S&P 500® Index 8.25% 18.59% 13.70% A From June 28, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 322,329,695
Holdings Count | shares	42
Advisory Fees Paid, Amount	$ 736,284
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$322,329,695
Number of Holdings	42
Total Advisory Fee	$736,284
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.3 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.3 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.2 Fidelity Series Blue Chip Growth Fund 12.3 Fidelity Series Emerging Markets Opportunities Fund 9.8 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 6.7 Fidelity Series International Growth Fund 6.7 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 82.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2010 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2010 Fund
Class Name	Fidelity Advisor Freedom® Blend 2010 Fund Class I
Trading Symbol	FJAWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class I $10,000 $10,135 $10,081 $12,122 $12,068 $11,436 $12,253 $12,901 Fidelity Freedom 2010 Composite Index℠ $10,000 $10,147 $10,290 $12,077 $12,146 $11,556 $12,434 $13,135 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class I 5.29% 5.06% 3.95% Fidelity Freedom 2010 Composite Index℠ 5.64% 5.00% 4.23% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.60% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 153,037,514
Holdings Count | shares	43
Advisory Fees Paid, Amount	$ 228,285
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$153,037,514
Number of Holdings	43
Total Advisory Fee	$228,285
Portfolio Turnover	35%

Holdings [Text Block]	Bond Funds 63.3 Domestic Equity Funds 14.5 International Equity Funds 13.4 Short-Term Funds 8.3 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 63.3 Domestic Equity Funds - 14.5 International Equity Funds - 13.4 Short-Term Funds - 8.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.2 Fidelity Series Government Bond Index Fund 11.2 Fidelity Series Investment Grade Bond Fund 10.7 Fidelity Series Corporate Bond Fund 6.9 Fidelity Series Investment Grade Securitized Fund 6.7 Fidelity Series Treasury Bill Index Fund 5.1 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Large Cap Value Index Fund 4.1 Fidelity Series Emerging Markets Opportunities Fund 3.8 Fidelity Series Long-Term Treasury Bond Index Fund 3.4 73.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2010 Fund℠ merged into Fidelity Freedom® Blend 2010 Fund on January 10, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2020 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2020 Fund
Class Name	Fidelity Advisor Freedom® Blend 2020 Fund Class Z
Trading Symbol	FJAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class Z $10,000 $10,073 $9,737 $12,732 $12,802 $11,962 $13,248 $13,943 Fidelity Freedom 2020 Composite Index℠ $10,000 $10,073 $9,915 $12,584 $12,802 $11,972 $13,254 $14,017 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 5.25% 7.45% 5.18% Fidelity Freedom 2020 Composite Index℠ 5.76% 7.17% 5.26% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.60% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,119,385,662
Holdings Count | shares	48
Advisory Fees Paid, Amount	$ 2,100,429
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,119,385,662
Number of Holdings	48
Total Advisory Fee	$2,100,429
Portfolio Turnover	29%

Holdings [Text Block]	Bond Funds 50.8 Domestic Equity Funds 25.4 International Equity Funds 20.8 Short-Term Funds 2.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 50.8 Domestic Equity Funds - 25.4 International Equity Funds - 20.8 Short-Term Funds - 2.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Government Bond Index Fund 9.0 Fidelity Series Investment Grade Bond Fund 8.6 Fidelity Series Large Cap Value Index Fund 7.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.2 Fidelity Series Blue Chip Growth Fund 5.9 Fidelity Series Corporate Bond Fund 5.6 Fidelity Series Emerging Markets Opportunities Fund 5.6 Fidelity Series Investment Grade Securitized Fund 5.4 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 4.9 64.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2020 Fund℠ merged into Fidelity Freedom® Blend 2020 Fund on January 10, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2045 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2045 Fund
Class Name	Fidelity Advisor Freedom® Blend 2045 Fund Class I
Trading Symbol	FHCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class I $10,000 $9,862 $8,858 $13,795 $14,248 $13,237 $16,015 $16,874 Fidelity Freedom 2045 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class I 5.36% 13.76% 8.27% Fidelity Freedom 2045 Composite Index℠ 6.55% 13.39% 8.28% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,121,512,026
Holdings Count | shares	47
Advisory Fees Paid, Amount	$ 7,494,708
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$3,121,512,026
Number of Holdings	47
Total Advisory Fee	$7,494,708
Portfolio Turnover	17%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.3 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.3 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.2 Fidelity Series Blue Chip Growth Fund 12.3 Fidelity Series Emerging Markets Opportunities Fund 9.8 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 6.7 Fidelity Series International Growth Fund 6.7 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 82.6
Fidelity Freedom Blend 2045 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2045 Fund
Class Name	Fidelity Freedom® Blend 2045 Fund
Trading Symbol	FHAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2045 Fund	$ 51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Fidelity Freedom® Blend 2045 Fund $10,000 $9,869 $8,853 $13,795 $14,246 $13,238 $16,010 $16,871 Fidelity Freedom 2045 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Freedom® Blend 2045 Fund 5.38% 13.76% 8.27% Fidelity Freedom 2045 Composite Index℠ 6.55% 13.39% 8.28% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,121,512,026
Holdings Count | shares	47
Advisory Fees Paid, Amount	$ 7,494,708
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$3,121,512,026
Number of Holdings	47
Total Advisory Fee	$7,494,708
Portfolio Turnover	17%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.3 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.3 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.2 Fidelity Series Blue Chip Growth Fund 12.3 Fidelity Series Emerging Markets Opportunities Fund 9.8 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 6.7 Fidelity Series International Growth Fund 6.7 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 82.6
Fidelity Advisor Freedom Blend Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend Income Fund
Class Name	Fidelity Advisor Freedom® Blend Income Fund Class I
Trading Symbol	FHAJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend Income Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class I $10,000 $10,214 $10,393 $11,673 $11,549 $11,038 $11,652 $12,258 Fidelity Freedom Income Composite Index℠ $10,000 $10,223 $10,623 $11,687 $11,652 $11,208 $11,896 $12,555 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class I 5.21% 3.36% 3.14% Fidelity Freedom Income Composite Index℠ 5.54% 3.40% 3.52% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.60% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 179,063,821
Holdings Count | shares	47
Advisory Fees Paid, Amount	$ 302,680
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$179,063,821
Number of Holdings	47
Total Advisory Fee	$302,680
Portfolio Turnover	39%

Holdings [Text Block]	Bond Funds 67.6 Domestic Equity Funds 11.0 International Equity Funds 10.8 Short-Term Funds 10.0 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 67.6 Domestic Equity Funds - 11.0 International Equity Funds - 10.8 Short-Term Funds - 10.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.0 Fidelity Series Government Bond Index Fund 12.0 Fidelity Series Investment Grade Bond Fund 11.4 Fidelity Series Corporate Bond Fund 7.4 Fidelity Series Investment Grade Securitized Fund 7.2 Fidelity Series Treasury Bill Index Fund 6.1 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Emerging Markets Opportunities Fund 3.3 Fidelity Series Long-Term Treasury Bond Index Fund 3.2 Fidelity Series Large Cap Value Index Fund 3.1 78.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Freedom® Blend 2005 Fund merged into Fidelity Freedom® Blend Income Fund on June 14, 2024.

Fidelity Simplicity RMD Income Fund℠ merged into Fidelity Freedom® Blend Income Fund on January 10, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2070 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2070 Fund
Class Name	Fidelity Advisor Freedom® Blend 2070 Fund Class C
Trading Symbol	FRCKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period June 28, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 115	1.49%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.49%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2025. Initial investment of $10,000. Share class performance includes contingent deferred sales charges in the past one year. Class C $10,000 $10,165 Fidelity Freedom 2070 Composite Index℠ $10,000 $10,441 S&P 500® Index $10,000 $10,380 2024 2025
Net Assets	$ 8,728,243
Holdings Count | shares	22
Advisory Fees Paid, Amount	$ 5,431
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$8,728,243
Number of Holdings	22
Total Advisory Fee	$5,431
Portfolio Turnover	58%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.6 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.4 Fidelity Series Large Cap Growth Index Fund 7.7 Fidelity Series International Growth Fund 7.2 Fidelity Series Overseas Fund 7.1 Fidelity Series International Value Fund 7.1 Fidelity Series Large Cap Stock Fund 7.1 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Value Discovery Fund 5.3 85.5
Fidelity Freedom Blend 2040 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2040 Fund
Class Name	Fidelity Freedom® Blend 2040 Fund
Trading Symbol	FHARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2040 Fund	$ 50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Fidelity Freedom® Blend 2040 Fund $10,000 $9,865 $8,855 $13,805 $14,255 $13,233 $15,876 $16,739 Fidelity Freedom 2040 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,229 $13,178 $15,712 $16,727 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Freedom® Blend 2040 Fund 5.44% 13.58% 8.14% Fidelity Freedom 2040 Composite Index℠ 6.46% 13.19% 8.13% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,500,264,753
Holdings Count | shares	47
Advisory Fees Paid, Amount	$ 8,219,731
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$3,500,264,753
Number of Holdings	47
Total Advisory Fee	$8,219,731
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 48.7 International Equity Funds 36.5 Bond Funds 14.3 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.7 International Equity Funds - 36.5 Bond Funds - 14.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.0 Fidelity Series Blue Chip Growth Fund 11.2 Fidelity Series Emerging Markets Opportunities Fund 9.2 Fidelity Series Large Cap Growth Index Fund 7.1 Fidelity Series Large Cap Stock Fund 6.6 Fidelity Series International Value Fund 6.5 Fidelity Series Overseas Fund 6.1 Fidelity Series International Growth Fund 6.1 Fidelity Series Long-Term Treasury Bond Index Fund 5.3 Fidelity Series Value Discovery Fund 5.0 77.1
Fidelity Advisor Freedom Blend 2030 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2030 Fund
Class Name	Fidelity Advisor Freedom® Blend 2030 Fund Class C
Trading Symbol	FJTMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 149	1.46%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class C $10,000 $9,919 $9,231 $12,808 $12,853 $11,860 $13,373 $13,915 Fidelity Freedom 2030 Composite Index℠ $10,000 $9,983 $9,554 $12,953 $13,325 $12,423 $14,120 $14,955 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class C (incl. contingent deferred sales charge) 3.05% 8.55% 5.15% Class C 4.05% 8.55% 5.15% Fidelity Freedom 2030 Composite Index℠ 5.91% 9.38% 6.30% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,496,122,634
Holdings Count | shares	48
Advisory Fees Paid, Amount	$ 7,299,908
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$3,496,122,634
Number of Holdings	48
Total Advisory Fee	$7,299,908
Portfolio Turnover	18%

Holdings [Text Block]	Bond Funds 38.7 Domestic Equity Funds 34.1 International Equity Funds 26.7 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 38.7 Domestic Equity Funds - 34.1 International Equity Funds - 26.7 Short-Term Funds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 9.8 Fidelity Series Blue Chip Growth Fund 7.9 Fidelity Series Emerging Markets Opportunities Fund 7.0 Fidelity Series Government Bond Index Fund 6.9 Fidelity Series Investment Grade Bond Fund 6.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.7 Fidelity Series Large Cap Growth Index Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 4.8 Fidelity Series International Value Fund 4.8 63.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2030 Fund℠ merged into Fidelity Freedom® Blend 2030 Fund on January 10, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2020 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2020 Fund
Class Name	Fidelity Advisor Freedom® Blend 2020 Fund Class I
Trading Symbol	FJAJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class I $10,000 $10,069 $9,717 $12,701 $12,766 $11,908 $13,169 $13,851 Fidelity Freedom 2020 Composite Index℠ $10,000 $10,073 $9,915 $12,584 $12,802 $11,972 $13,254 $14,017 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class I 5.18% 7.35% 5.07% Fidelity Freedom 2020 Composite Index℠ 5.76% 7.17% 5.26% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.60% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,119,385,662
Holdings Count | shares	48
Advisory Fees Paid, Amount	$ 2,100,429
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,119,385,662
Number of Holdings	48
Total Advisory Fee	$2,100,429
Portfolio Turnover	29%

Holdings [Text Block]	Bond Funds 50.8 Domestic Equity Funds 25.4 International Equity Funds 20.8 Short-Term Funds 2.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 50.8 Domestic Equity Funds - 25.4 International Equity Funds - 20.8 Short-Term Funds - 2.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Government Bond Index Fund 9.0 Fidelity Series Investment Grade Bond Fund 8.6 Fidelity Series Large Cap Value Index Fund 7.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.2 Fidelity Series Blue Chip Growth Fund 5.9 Fidelity Series Corporate Bond Fund 5.6 Fidelity Series Emerging Markets Opportunities Fund 5.6 Fidelity Series Investment Grade Securitized Fund 5.4 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 4.9 64.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2020 Fund℠ merged into Fidelity Freedom® Blend 2020 Fund on January 10, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2020 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2020 Fund
Class Name	Fidelity Advisor Freedom® Blend 2020 Fund Class M
Trading Symbol	FJANX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 95	0.93%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,681 $9,303 $12,107 $12,098 $11,235 $12,358 $12,942 Fidelity Freedom 2020 Composite Index℠ $10,000 $10,073 $9,915 $12,584 $12,802 $11,972 $13,254 $14,017 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class M (incl. 3.50% sales charge) 1.05% 6.07% 3.99% Class M (without 3.50% sales charge) 4.72% 6.83% 4.56% Fidelity Freedom 2020 Composite Index℠ 5.76% 7.17% 5.26% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.60% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,119,385,662
Holdings Count | shares	48
Advisory Fees Paid, Amount	$ 2,100,429
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,119,385,662
Number of Holdings	48
Total Advisory Fee	$2,100,429
Portfolio Turnover	29%

Holdings [Text Block]	Bond Funds 50.8 Domestic Equity Funds 25.4 International Equity Funds 20.8 Short-Term Funds 2.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 50.8 Domestic Equity Funds - 25.4 International Equity Funds - 20.8 Short-Term Funds - 2.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Government Bond Index Fund 9.0 Fidelity Series Investment Grade Bond Fund 8.6 Fidelity Series Large Cap Value Index Fund 7.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.2 Fidelity Series Blue Chip Growth Fund 5.9 Fidelity Series Corporate Bond Fund 5.6 Fidelity Series Emerging Markets Opportunities Fund 5.6 Fidelity Series Investment Grade Securitized Fund 5.4 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 4.9 64.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2020 Fund℠ merged into Fidelity Freedom® Blend 2020 Fund on January 10, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2040 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2040 Fund
Class Name	Fidelity Freedom® Blend 2040 Fund Class K
Trading Symbol	FHYDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class K $10,000 $9,881 $8,871 $13,837 $14,306 $13,294 $15,968 $16,845 Fidelity Freedom 2040 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,229 $13,178 $15,712 $16,727 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 5.50% 13.68% 8.24% Fidelity Freedom 2040 Composite Index℠ 6.46% 13.19% 8.13% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,500,264,753
Holdings Count | shares	47
Advisory Fees Paid, Amount	$ 8,219,731
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$3,500,264,753
Number of Holdings	47
Total Advisory Fee	$8,219,731
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 48.7 International Equity Funds 36.5 Bond Funds 14.3 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.7 International Equity Funds - 36.5 Bond Funds - 14.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.0 Fidelity Series Blue Chip Growth Fund 11.2 Fidelity Series Emerging Markets Opportunities Fund 9.2 Fidelity Series Large Cap Growth Index Fund 7.1 Fidelity Series Large Cap Stock Fund 6.6 Fidelity Series International Value Fund 6.5 Fidelity Series Overseas Fund 6.1 Fidelity Series International Growth Fund 6.1 Fidelity Series Long-Term Treasury Bond Index Fund 5.3 Fidelity Series Value Discovery Fund 5.0 77.1
Fidelity Advisor Freedom Blend 2025 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2025 Fund
Class Name	Fidelity Advisor Freedom® Blend 2025 Fund Class M
Trading Symbol	FJAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 97	0.95%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,665 $9,187 $12,308 $12,347 $11,446 $12,773 $13,358 Fidelity Freedom 2025 Composite Index℠ $10,000 $10,043 $9,773 $12,764 $13,051 $12,167 $13,642 $14,434 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class M (incl. 3.50% sales charge) 0.92% 7.01% 4.50% Class M (without 3.50% sales charge) 4.58% 7.77% 5.06% Fidelity Freedom 2025 Composite Index℠ 5.81% 8.11% 5.73% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,345,441,806
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 4,808,548
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,345,441,806
Number of Holdings	46
Total Advisory Fee	$4,808,548
Portfolio Turnover	24%

Holdings [Text Block]	Bond Funds 45.2 Domestic Equity Funds 30.2 International Equity Funds 24.1 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 45.2 Domestic Equity Funds - 30.2 International Equity Funds - 24.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 10.0 Fidelity Series Large Cap Value Index Fund 8.6 Fidelity Series Government Bond Index Fund 7.8 Fidelity Series Investment Grade Bond Fund 7.4 Fidelity Series Blue Chip Growth Fund 6.9 Fidelity Series Emerging Markets Opportunities Fund 6.3 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Corporate Bond Fund 4.8 Fidelity Series Investment Grade Securitized Fund 4.6 Fidelity Series Large Cap Growth Index Fund 4.4 65.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2025 Fund℠ merged into Fidelity Freedom® Blend 2025 Fund on January 10, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2050 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2050 Fund
Class Name	Fidelity Advisor Freedom® Blend 2050 Fund Class I
Trading Symbol	FHWEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class I $10,000 $9,868 $8,850 $13,789 $14,240 $13,234 $16,008 $16,866 Fidelity Freedom 2050 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class I 5.36% 13.77% 8.26% Fidelity Freedom 2050 Composite Index℠ 6.55% 13.39% 8.28% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,738,305,346
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 6,720,479
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,738,305,346
Number of Holdings	46
Total Advisory Fee	$6,720,479
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.3 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.3 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.2 Fidelity Series Blue Chip Growth Fund 12.3 Fidelity Series Emerging Markets Opportunities Fund 9.8 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 6.7 Fidelity Series International Growth Fund 6.7 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 82.6
Fidelity Advisor Freedom Blend 2035 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2035 Fund
Class Name	Fidelity Advisor Freedom® Blend 2035 Fund Class I
Trading Symbol	FHGDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class I $10,000 $9,899 $9,048 $13,542 $13,876 $12,901 $15,078 $15,863 Fidelity Freedom 2035 Composite Index℠ $10,000 $9,897 $9,181 $13,259 $13,817 $12,836 $14,933 $15,853 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class I 5.21% 11.88% 7.26% Fidelity Freedom 2035 Composite Index℠ 6.16% 11.54% 7.25% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,730,150,738
Holdings Count | shares	47
Advisory Fees Paid, Amount	$ 8,215,386
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$3,730,150,738
Number of Holdings	47
Total Advisory Fee	$8,215,386
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 39.8 International Equity Funds 30.5 Bond Funds 29.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.8 International Equity Funds - 30.5 Bond Funds - 29.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 11.4 Fidelity Series Blue Chip Growth Fund 9.2 Fidelity Series Emerging Markets Opportunities Fund 7.7 Fidelity Series Large Cap Growth Index Fund 5.8 Fidelity Series International Value Fund 5.5 Fidelity Series Large Cap Stock Fund 5.3 Fidelity Series Government Bond Index Fund 5.3 Fidelity Series Long-Term Treasury Bond Index Fund 5.2 Fidelity Series Investment Grade Bond Fund 5.0 Fidelity Series Overseas Fund 5.0 65.4
Fidelity Freedom Blend 2030 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2030 Fund
Class Name	Fidelity Freedom® Blend 2030 Fund Premier Class
Trading Symbol	FFBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 6, 2021 through March 31, 2025. Initial investment of $1,000,000,000. Premier Class $1,000,000,000 $999,429,080 $933,467,904 $1,064,863,881 $1,122,841,877 Fidelity Freedom 2030 Composite Index℠ $1,000,000,000 $1,011,819,224 $943,332,696 $1,072,176,713 $1,135,577,643 S&P 500® Index $1,000,000,000 $1,127,571,059 $1,040,427,377 $1,351,318,995 $1,462,825,686 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Premier Class 5.44% 2.95% Fidelity Freedom 2030 Composite Index℠ 5.91% 3.24% S&P 500® Index 8.25% 10.01% A From April 6, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 06, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,496,122,634
Holdings Count | shares	48
Advisory Fees Paid, Amount	$ 7,299,908
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$3,496,122,634
Number of Holdings	48
Total Advisory Fee	$7,299,908
Portfolio Turnover	18%

Holdings [Text Block]	Bond Funds 38.7 Domestic Equity Funds 34.1 International Equity Funds 26.7 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 38.7 Domestic Equity Funds - 34.1 International Equity Funds - 26.7 Short-Term Funds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 9.8 Fidelity Series Blue Chip Growth Fund 7.9 Fidelity Series Emerging Markets Opportunities Fund 7.0 Fidelity Series Government Bond Index Fund 6.9 Fidelity Series Investment Grade Bond Fund 6.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.7 Fidelity Series Large Cap Growth Index Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 4.8 Fidelity Series International Value Fund 4.8 63.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2030 Fund℠ merged into Fidelity Freedom® Blend 2030 Fund on January 10, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2035 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2035 Fund
Class Name	Fidelity Advisor Freedom® Blend 2035 Fund Class C
Trading Symbol	FHVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 150	1.47%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class C $10,000 $9,844 $8,905 $13,201 $13,381 $12,330 $14,259 $14,854 Fidelity Freedom 2035 Composite Index℠ $10,000 $9,897 $9,181 $13,259 $13,817 $12,836 $14,933 $15,853 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class C (incl. contingent deferred sales charge) 3.17% 10.77% 6.19% Class C 4.17% 10.77% 6.19% Fidelity Freedom 2035 Composite Index℠ 6.16% 11.54% 7.25% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,730,150,738
Holdings Count | shares	47
Advisory Fees Paid, Amount	$ 8,215,386
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$3,730,150,738
Number of Holdings	47
Total Advisory Fee	$8,215,386
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 39.8 International Equity Funds 30.5 Bond Funds 29.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.8 International Equity Funds - 30.5 Bond Funds - 29.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 11.4 Fidelity Series Blue Chip Growth Fund 9.2 Fidelity Series Emerging Markets Opportunities Fund 7.7 Fidelity Series Large Cap Growth Index Fund 5.8 Fidelity Series International Value Fund 5.5 Fidelity Series Large Cap Stock Fund 5.3 Fidelity Series Government Bond Index Fund 5.3 Fidelity Series Long-Term Treasury Bond Index Fund 5.2 Fidelity Series Investment Grade Bond Fund 5.0 Fidelity Series Overseas Fund 5.0 65.4
Fidelity Freedom Blend 2070 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2070 Fund
Class Name	Fidelity Freedom® Blend 2070 Fund Class K6
Trading Symbol	FRCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period June 28, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6 A	$ 23	0.30%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.30%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2025. Initial investment of $10,000. Class K6 $10,000 $10,360 Fidelity Freedom 2070 Composite Index℠ $10,000 $10,441 S&P 500® Index $10,000 $10,380 2024 2025
Net Assets	$ 8,728,243
Holdings Count | shares	22
Advisory Fees Paid, Amount	$ 5,431
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$8,728,243
Number of Holdings	22
Total Advisory Fee	$5,431
Portfolio Turnover	58%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 41.5 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 41.5 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.6 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.4 Fidelity Series Large Cap Growth Index Fund 7.7 Fidelity Series International Growth Fund 7.2 Fidelity Series Overseas Fund 7.1 Fidelity Series International Value Fund 7.1 Fidelity Series Large Cap Stock Fund 7.1 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Value Discovery Fund 5.3 85.5
Fidelity Freedom Blend 2030 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2030 Fund
Class Name	Fidelity Freedom® Blend 2030 Fund
Trading Symbol	FHATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2030 Fund	$ 48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Fidelity Freedom® Blend 2030 Fund $10,000 $9,974 $9,382 $13,150 $13,329 $12,417 $14,134 $14,859 Fidelity Freedom 2030 Composite Index℠ $10,000 $9,983 $9,554 $12,953 $13,325 $12,423 $14,120 $14,955 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Freedom® Blend 2030 Fund 5.13% 9.63% 6.20% Fidelity Freedom 2030 Composite Index℠ 5.91% 9.38% 6.30% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,496,122,634
Holdings Count | shares	48
Advisory Fees Paid, Amount	$ 7,299,908
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$3,496,122,634
Number of Holdings	48
Total Advisory Fee	$7,299,908
Portfolio Turnover	18%

Holdings [Text Block]	Bond Funds 38.7 Domestic Equity Funds 34.1 International Equity Funds 26.7 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 38.7 Domestic Equity Funds - 34.1 International Equity Funds - 26.7 Short-Term Funds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 9.8 Fidelity Series Blue Chip Growth Fund 7.9 Fidelity Series Emerging Markets Opportunities Fund 7.0 Fidelity Series Government Bond Index Fund 6.9 Fidelity Series Investment Grade Bond Fund 6.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.7 Fidelity Series Large Cap Growth Index Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 4.8 Fidelity Series International Value Fund 4.8 63.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2030 Fund℠ merged into Fidelity Freedom® Blend 2030 Fund on January 10, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2040 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2040 Fund
Class Name	Fidelity Advisor Freedom® Blend 2040 Fund Class M
Trading Symbol	FHOEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 101	0.98%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,497 $8,477 $13,145 $13,503 $12,478 $14,891 $15,623 Fidelity Freedom 2040 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,229 $13,178 $15,712 $16,727 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class M (incl. 3.50% sales charge) 1.25% 12.20% 7.01% Class M (without 3.50% sales charge) 4.92% 13.01% 7.59% Fidelity Freedom 2040 Composite Index℠ 6.46% 13.19% 8.13% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,500,264,753
Holdings Count | shares	47
Advisory Fees Paid, Amount	$ 8,219,731
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$3,500,264,753
Number of Holdings	47
Total Advisory Fee	$8,219,731
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 48.7 International Equity Funds 36.5 Bond Funds 14.3 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.7 International Equity Funds - 36.5 Bond Funds - 14.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.0 Fidelity Series Blue Chip Growth Fund 11.2 Fidelity Series Emerging Markets Opportunities Fund 9.2 Fidelity Series Large Cap Growth Index Fund 7.1 Fidelity Series Large Cap Stock Fund 6.6 Fidelity Series International Value Fund 6.5 Fidelity Series Overseas Fund 6.1 Fidelity Series International Growth Fund 6.1 Fidelity Series Long-Term Treasury Bond Index Fund 5.3 Fidelity Series Value Discovery Fund 5.0 77.1
Fidelity Freedom Blend 2020 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2020 Fund
Class Name	Fidelity Freedom® Blend 2020 Fund Class K
Trading Symbol	FHCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class K $10,000 $10,073 $9,736 $12,739 $12,811 $11,963 $13,249 $13,948 Fidelity Freedom 2020 Composite Index℠ $10,000 $10,073 $9,915 $12,584 $12,802 $11,972 $13,254 $14,017 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 5.28% 7.46% 5.18% Fidelity Freedom 2020 Composite Index℠ 5.76% 7.17% 5.26% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.60% A From August 31, 2018 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,119,385,662
Holdings Count | shares	48
Advisory Fees Paid, Amount	$ 2,100,429
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,119,385,662
Number of Holdings	48
Total Advisory Fee	$2,100,429
Portfolio Turnover	29%

Holdings [Text Block]	Bond Funds 50.8 Domestic Equity Funds 25.4 International Equity Funds 20.8 Short-Term Funds 2.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 50.8 Domestic Equity Funds - 25.4 International Equity Funds - 20.8 Short-Term Funds - 2.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Government Bond Index Fund 9.0 Fidelity Series Investment Grade Bond Fund 8.6 Fidelity Series Large Cap Value Index Fund 7.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.2 Fidelity Series Blue Chip Growth Fund 5.9 Fidelity Series Corporate Bond Fund 5.6 Fidelity Series Emerging Markets Opportunities Fund 5.6 Fidelity Series Investment Grade Securitized Fund 5.4 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 4.9 64.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2020 Fund℠ merged into Fidelity Freedom® Blend 2020 Fund on January 10, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2065 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2065 Fund
Class Name	Fidelity Advisor Freedom® Blend 2065 Fund Class A
Trading Symbol	FAZAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2019 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $8,155 $12,668 $13,061 $12,103 $14,600 $15,347 Fidelity Freedom 2065 Composite Index℠ $10,000 $8,783 $13,174 $13,882 $12,862 $15,453 $16,465 S&P 500® Index $10,000 $8,918 $13,944 $16,126 $14,879 $19,326 $20,920 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class A (incl. 5.75% sales charge) -0.93% 12.14% 7.73% Class A (without 5.75% sales charge) 5.12% 13.48% 8.85% Fidelity Freedom 2065 Composite Index℠ 6.55% 13.39% 9.06% S&P 500® Index 8.25% 18.59% 13.70% A From June 28, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 322,329,695
Holdings Count | shares	42
Advisory Fees Paid, Amount	$ 736,284
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$322,329,695
Number of Holdings	42
Total Advisory Fee	$736,284
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.3 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.3 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.2 Fidelity Series Blue Chip Growth Fund 12.3 Fidelity Series Emerging Markets Opportunities Fund 9.8 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 6.7 Fidelity Series International Growth Fund 6.7 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 82.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2055 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2055 Fund
Class Name	Fidelity Advisor Freedom® Blend 2055 Fund Class C
Trading Symbol	FHREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 152	1.49%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class C $10,000 $9,807 $8,716 $13,443 $13,754 $12,646 $15,140 $15,806 Fidelity Freedom 2055 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class C (incl. contingent deferred sales charge) 3.39% 12.64% 7.20% Class C 4.39% 12.64% 7.20% Fidelity Freedom 2055 Composite Index℠ 6.55% 13.39% 8.28% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,877,036,172
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 4,580,666
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,877,036,172
Number of Holdings	46
Total Advisory Fee	$4,580,666
Portfolio Turnover	17%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.3 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.3 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.2 Fidelity Series Blue Chip Growth Fund 12.3 Fidelity Series Emerging Markets Opportunities Fund 9.8 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 6.7 Fidelity Series International Growth Fund 6.7 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 82.6
Fidelity Advisor Freedom Blend 2035 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2035 Fund
Class Name	Fidelity Advisor Freedom® Blend 2035 Fund Class M
Trading Symbol	FHBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 99	0.97%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,525 $8,662 $12,899 $13,157 $12,169 $14,149 $14,820 Fidelity Freedom 2035 Composite Index℠ $10,000 $9,897 $9,181 $13,259 $13,817 $12,836 $14,933 $15,853 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class M (incl. 3.50% sales charge) 1.08% 10.55% 6.16% Class M (without 3.50% sales charge) 4.74% 11.34% 6.73% Fidelity Freedom 2035 Composite Index℠ 6.16% 11.54% 7.25% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,730,150,738
Holdings Count | shares	47
Advisory Fees Paid, Amount	$ 8,215,386
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$3,730,150,738
Number of Holdings	47
Total Advisory Fee	$8,215,386
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 39.8 International Equity Funds 30.5 Bond Funds 29.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.8 International Equity Funds - 30.5 Bond Funds - 29.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 11.4 Fidelity Series Blue Chip Growth Fund 9.2 Fidelity Series Emerging Markets Opportunities Fund 7.7 Fidelity Series Large Cap Growth Index Fund 5.8 Fidelity Series International Value Fund 5.5 Fidelity Series Large Cap Stock Fund 5.3 Fidelity Series Government Bond Index Fund 5.3 Fidelity Series Long-Term Treasury Bond Index Fund 5.2 Fidelity Series Investment Grade Bond Fund 5.0 Fidelity Series Overseas Fund 5.0 65.4
Fidelity Freedom Blend 2035 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2035 Fund
Class Name	Fidelity Freedom® Blend 2035 Fund Class K6
Trading Symbol	FHJDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 28	0.27%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class K6 $10,000 $9,907 $9,074 $13,619 $13,976 $13,027 $15,238 $16,074 Fidelity Freedom 2035 Composite Index℠ $10,000 $9,897 $9,181 $13,259 $13,817 $12,836 $14,933 $15,853 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 5.49% 12.11% 7.48% Fidelity Freedom 2035 Composite Index℠ 6.16% 11.54% 7.25% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,730,150,738
Holdings Count | shares	47
Advisory Fees Paid, Amount	$ 8,215,386
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$3,730,150,738
Number of Holdings	47
Total Advisory Fee	$8,215,386
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 39.8 International Equity Funds 30.5 Bond Funds 29.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.8 International Equity Funds - 30.5 Bond Funds - 29.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 11.4 Fidelity Series Blue Chip Growth Fund 9.2 Fidelity Series Emerging Markets Opportunities Fund 7.7 Fidelity Series Large Cap Growth Index Fund 5.8 Fidelity Series International Value Fund 5.5 Fidelity Series Large Cap Stock Fund 5.3 Fidelity Series Government Bond Index Fund 5.3 Fidelity Series Long-Term Treasury Bond Index Fund 5.2 Fidelity Series Investment Grade Bond Fund 5.0 Fidelity Series Overseas Fund 5.0 65.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2015 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2015 Fund
Class Name	Fidelity Freedom® Blend 2015 Fund
Trading Symbol	FHAWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2015 Fund	$ 44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Fidelity Freedom® Blend 2015 Fund $10,000 $10,102 $9,891 $12,413 $12,417 $11,683 $12,724 $13,390 Fidelity Freedom 2015 Composite Index℠ $10,000 $10,107 $10,092 $12,336 $12,479 $11,773 $12,850 $13,583 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Freedom® Blend 2015 Fund 5.23% 6.24% 4.53% Fidelity Freedom 2015 Composite Index℠ 5.70% 6.12% 4.76% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.60% A From August 31, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 329,457,908
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 575,071
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$329,457,908
Number of Holdings	45
Total Advisory Fee	$575,071
Portfolio Turnover	30%

Holdings [Text Block]	Bond Funds 57.1 Domestic Equity Funds 19.9 International Equity Funds 17.1 Short-Term Funds 5.4 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 57.1 Domestic Equity Funds - 19.9 International Equity Funds - 17.1 Short-Term Funds - 5.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 10.6 Fidelity Series Government Bond Index Fund 10.1 Fidelity Series Investment Grade Bond Fund 9.6 Fidelity Series Corporate Bond Fund 6.3 Fidelity Series Investment Grade Securitized Fund 6.0 Fidelity Series Large Cap Value Index Fund 5.7 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Emerging Markets Opportunities Fund 4.7 Fidelity Series Blue Chip Growth Fund 4.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.5 67.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2015 Fund℠ merged into Fidelity Freedom® Blend 2015 Fund on January 10, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend Income Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend Income Fund
Class Name	Fidelity Freedom® Blend Income Fund Class K6
Trading Symbol	FHRDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend Income Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 22	0.21%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class K6 $10,000 $10,224 $10,426 $11,729 $11,634 $11,140 $11,787 $12,427 Fidelity Freedom Income Composite Index℠ $10,000 $10,223 $10,623 $11,687 $11,652 $11,208 $11,896 $12,555 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 5.43% 3.57% 3.35% Fidelity Freedom Income Composite Index℠ 5.54% 3.40% 3.52% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.60% A From August 31, 2018 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 179,063,821
Holdings Count | shares	47
Advisory Fees Paid, Amount	$ 302,680
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$179,063,821
Number of Holdings	47
Total Advisory Fee	$302,680
Portfolio Turnover	39%

Holdings [Text Block]	Bond Funds 67.6 Domestic Equity Funds 11.0 International Equity Funds 10.8 Short-Term Funds 10.0 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 67.6 Domestic Equity Funds - 11.0 International Equity Funds - 10.8 Short-Term Funds - 10.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.0 Fidelity Series Government Bond Index Fund 12.0 Fidelity Series Investment Grade Bond Fund 11.4 Fidelity Series Corporate Bond Fund 7.4 Fidelity Series Investment Grade Securitized Fund 7.2 Fidelity Series Treasury Bill Index Fund 6.1 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Emerging Markets Opportunities Fund 3.3 Fidelity Series Long-Term Treasury Bond Index Fund 3.2 Fidelity Series Large Cap Value Index Fund 3.1 78.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.

Fidelity Freedom® Blend 2005 Fund merged into Fidelity Freedom® Blend Income Fund on June 14, 2024.

Fidelity Simplicity RMD Income Fund℠ merged into Fidelity Freedom® Blend Income Fund on January 10, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2055 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2055 Fund
Class Name	Fidelity Freedom® Blend 2055 Fund Class K
Trading Symbol	FHVDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class K $10,000 $9,877 $8,873 $13,834 $14,309 $13,307 $16,106 $16,989 Fidelity Freedom 2055 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 5.48% 13.87% 8.38% Fidelity Freedom 2055 Composite Index℠ 6.55% 13.39% 8.28% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,877,036,172
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 4,580,666
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,877,036,172
Number of Holdings	46
Total Advisory Fee	$4,580,666
Portfolio Turnover	17%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.3 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.3 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.2 Fidelity Series Blue Chip Growth Fund 12.3 Fidelity Series Emerging Markets Opportunities Fund 9.8 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 6.7 Fidelity Series International Growth Fund 6.7 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 82.6
Fidelity Freedom Blend Income Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend Income Fund
Class Name	Fidelity Freedom® Blend Income Fund Class K
Trading Symbol	FHHEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend Income Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class K $10,000 $10,220 $10,415 $11,703 $11,587 $11,096 $11,718 $12,342 Fidelity Freedom Income Composite Index℠ $10,000 $10,223 $10,623 $11,687 $11,652 $11,208 $11,896 $12,555 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 5.33% 3.45% 3.25% Fidelity Freedom Income Composite Index℠ 5.54% 3.40% 3.52% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.60% A From August 31, 2018 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 179,063,821
Holdings Count | shares	47
Advisory Fees Paid, Amount	$ 302,680
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$179,063,821
Number of Holdings	47
Total Advisory Fee	$302,680
Portfolio Turnover	39%

Holdings [Text Block]	Bond Funds 67.6 Domestic Equity Funds 11.0 International Equity Funds 10.8 Short-Term Funds 10.0 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 67.6 Domestic Equity Funds - 11.0 International Equity Funds - 10.8 Short-Term Funds - 10.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.0 Fidelity Series Government Bond Index Fund 12.0 Fidelity Series Investment Grade Bond Fund 11.4 Fidelity Series Corporate Bond Fund 7.4 Fidelity Series Investment Grade Securitized Fund 7.2 Fidelity Series Treasury Bill Index Fund 6.1 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Emerging Markets Opportunities Fund 3.3 Fidelity Series Long-Term Treasury Bond Index Fund 3.2 Fidelity Series Large Cap Value Index Fund 3.1 78.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Freedom® Blend 2005 Fund merged into Fidelity Freedom® Blend Income Fund on June 14, 2024.

Fidelity Simplicity RMD Income Fund℠ merged into Fidelity Freedom® Blend Income Fund on January 10, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2045 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2045 Fund
Class Name	Fidelity Advisor Freedom® Blend 2045 Fund Class C
Trading Symbol	FHDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 152	1.49%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class C $10,000 $9,809 $8,716 $13,442 $13,739 $12,636 $15,135 $15,799 Fidelity Freedom 2045 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class C (incl. contingent deferred sales charge) 3.39% 12.63% 7.19% Class C 4.39% 12.63% 7.19% Fidelity Freedom 2045 Composite Index℠ 6.55% 13.39% 8.28% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,121,512,026
Holdings Count | shares	47
Advisory Fees Paid, Amount	$ 7,494,708
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$3,121,512,026
Number of Holdings	47
Total Advisory Fee	$7,494,708
Portfolio Turnover	17%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.3 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.3 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.2 Fidelity Series Blue Chip Growth Fund 12.3 Fidelity Series Emerging Markets Opportunities Fund 9.8 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 6.7 Fidelity Series International Growth Fund 6.7 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 82.6
Fidelity Advisor Freedom Blend Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend Income Fund
Class Name	Fidelity Advisor Freedom® Blend Income Fund Class Z
Trading Symbol	FHAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend Income Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class Z $10,000 $10,220 $10,410 $11,702 $11,588 $11,097 $11,719 $12,343 Fidelity Freedom Income Composite Index℠ $10,000 $10,223 $10,623 $11,687 $11,652 $11,208 $11,896 $12,555 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 5.33% 3.47% 3.25% Fidelity Freedom Income Composite Index℠ 5.54% 3.40% 3.52% Bloomberg U.S. Aggregate Bond Index 4.88% -0.40% 1.60% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 179,063,821
Holdings Count | shares	47
Advisory Fees Paid, Amount	$ 302,680
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$179,063,821
Number of Holdings	47
Total Advisory Fee	$302,680
Portfolio Turnover	39%

Holdings [Text Block]	Bond Funds 67.6 Domestic Equity Funds 11.0 International Equity Funds 10.8 Short-Term Funds 10.0 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 67.6 Domestic Equity Funds - 11.0 International Equity Funds - 10.8 Short-Term Funds - 10.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.0 Fidelity Series Government Bond Index Fund 12.0 Fidelity Series Investment Grade Bond Fund 11.4 Fidelity Series Corporate Bond Fund 7.4 Fidelity Series Investment Grade Securitized Fund 7.2 Fidelity Series Treasury Bill Index Fund 6.1 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Emerging Markets Opportunities Fund 3.3 Fidelity Series Long-Term Treasury Bond Index Fund 3.2 Fidelity Series Large Cap Value Index Fund 3.1 78.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Freedom® Blend 2005 Fund merged into Fidelity Freedom® Blend Income Fund on June 14, 2024.

Fidelity Simplicity RMD Income Fund℠ merged into Fidelity Freedom® Blend Income Fund on January 10, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2045 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2045 Fund
Class Name	Fidelity Freedom® Blend 2045 Fund Premier Class
Trading Symbol	FFBUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 6, 2021 through March 31, 2025. Initial investment of $1,000,000,000. Premier Class $1,000,000,000 $1,013,208,062 $943,303,067 $1,144,260,691 $1,208,874,656 Fidelity Freedom 2045 Composite Index℠ $1,000,000,000 $1,031,497,482 $955,734,871 $1,148,236,910 $1,223,433,008 S&P 500® Index $1,000,000,000 $1,127,571,059 $1,040,427,377 $1,351,318,995 $1,462,825,686 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Premier Class 5.65% 4.87% Fidelity Freedom 2045 Composite Index℠ 6.55% 5.19% S&P 500® Index 8.25% 10.01% A From April 6, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 06, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,121,512,026
Holdings Count | shares	47
Advisory Fees Paid, Amount	$ 7,494,708
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$3,121,512,026
Number of Holdings	47
Total Advisory Fee	$7,494,708
Portfolio Turnover	17%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.3 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.3 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.2 Fidelity Series Blue Chip Growth Fund 12.3 Fidelity Series Emerging Markets Opportunities Fund 9.8 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 6.7 Fidelity Series International Growth Fund 6.7 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 82.6
Fidelity Freedom Blend 2050 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2050 Fund
Class Name	Fidelity Freedom® Blend 2050 Fund Class K
Trading Symbol	FHWDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2025. Initial investment of $10,000. Class K $10,000 $9,872 $8,868 $13,829 $14,303 $13,290 $16,093 $16,985 Fidelity Freedom 2050 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 5.54% 13.88% 8.38% Fidelity Freedom 2050 Composite Index℠ 6.55% 13.39% 8.28% S&P 500® Index 8.25% 18.59% 12.38% A From August 31, 2018 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,738,305,346
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 6,720,479
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,738,305,346
Number of Holdings	46
Total Advisory Fee	$6,720,479
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 39.3 Bond Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 39.3 Bond Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.2 Fidelity Series Blue Chip Growth Fund 12.3 Fidelity Series Emerging Markets Opportunities Fund 9.8 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 6.7 Fidelity Series International Growth Fund 6.7 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 82.6